As filed with the Securities and Exchange Commission on March 8, 2005




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811- 09128
                                                     ----------


                                JUNDT FUNDS, INC.
                                -----------------
               (Exact name of registrant as specified in charter)



              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)



                                 JAMES R. JUNDT
                                 --------------
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
                     (Name and address of agent for service)



                                 (800) 541-0677
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/2004
                         ----------



Date of reporting period:  12/31/2004
                           ----------

ITEM 1. REPORT TO STOCKHOLDERS.





                                      [LOGO]
                                  JUNDT FUNDS
                            GROWTH WITH AN EDGE(SM)

                                      JUNDT
                                   GROWTH FUND

                                      JUNDT
                                 U.S. EMERGING
                                   GROWTH FUND

                                      JUNDT
                                OPPORTUNITY FUND

                                      JUNDT
                                TWENTY-FIVE FUND

                                      JUNDT
                                     MID-CAP
                                   GROWTH FUND

                                      JUNDT
                                    SCIENCE &
                                 TECHNOLOGY FUND


                                  ANNUAL REPORT
                                DECEMBER 31, 2004


                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

LETTER TO SHAREHOLDERS



DEAR SHAREHOLDER,
The past year can best be described as a period of big sector gains. Low interest rates led to major advances in housing and financial issues. Because most commodities are priced in dollars, a weak U.S. currency coupled with the rapid worldwide economic expansion, particularly in China and India, enabled commodity producers to experience their best profits in 20 years. The performance of the market averages and traditional growth stocks was more modest with most of the price appreciation occurring in the fourth quarter. Performance results of each of the Jundt Funds for the year ended December 31, 2004 are as follows:


GROWTH FUND
The Growth Fund trailed both its primary benchmark index and peer-group composite for 2004 (Class A shares without sales charge returned 0.00% in 2004). A significant portion of this underperformance was due to holding XM Satellite Radio (XMSR) call and put options during the year. While the individual stock was up 42.7% for the year, it was not enough to overcome the losses realized on the call and put options during the year. In addition, a significant position in Charter Communications (down 44.3% for the year) contributed negatively to the Fund's performance. On the positive side, the Fund's position in AT&T Wireless and the shorting of NASDAQ futures during the year resulted in gains to the Fund. The Fund has increased its holdings in the Discount, Medical Devices and National Radio sectors and decreased its holdings in the Cable and Retail sectors.


U.S. EMERGING GROWTH FUND
The U.S. Emerging Growth Fund trailed its primary benchmark index but exceeded its peer-group composite for 2004 (Class A shares without sales charge returned 11.59% in 2004). A significant holding throughout the year of the Fund was XMSR (14.6% of net assets at December 31, 2004). XMSR was up 42.7% for the year and was the major contributor to the positive performance of the Fund. Other holdings that generated positive returns to the Fund included Immersion Corporation, Famous Dave's of America and the shorting of S&P 500 and NASDAQ futures. These positive performers were partially offset by the negative performance of iPass Inc. and Charter Communications (down 44.3% for the year). The Fund has increased its holdings in the Pharmaceuticals sector and decreased its holdings in the Cellular Services, National Radio and Restaurant sectors.


OPPORTUNITY FUND
The Opportunity Fund exceeded both its primary benchmark indices and peer-group composite for 2004 (Class A shares without sales charge returned 13.38% in 2004). A significant holding throughout the year of the Fund was XMSR (24.4% of net assets at December 31, 2004). XMSR was up 42.7% for the year and was the major contributor to the positive performance of the Fund. Other holdings that generated positive returns to the Fund included AT&T Wireless, Immersion Corporation and the shorting of NASDAQ futures. These positive performers were partially offset by the negative performance of Charter Communications (down 44.3% for the year) and iPass Inc. The Fund has increased its holdings in the Biotechnology and Medical Devices sectors and decreased its holdings in the Cable, Cellular Services and Pharmaceuticals sectors.


TWENTY-FIVE FUND
The Twenty-Five Fund trailed both its primary benchmark indices and peer-group composite for 2004 (Class A shares without sales charge returned 5.40% in 2004). A significant contributor to this underperformance was Charter Communications (down 44.3% for the year). A positive performer to the Fund during 2004 was XMSR. The Fund increased its position in XMSR (up 42.7% for the year) throughout the year (21.3% of net assets as of December 31, 2004); however, due to hedging this position during the year, the Fund benefited only partially from the performance of XMSR stock. In addition to XMSR, the Funds significantly benefited by holding AT&T Wireless, Immersion Corporation, and shorting S&P 500 and NASDAQ futures during the year. The Fund has increased its holdings in the National

LETTER TO SHAREHOLDERS



Radio and Medical Devices sectors and decreased its holdings in the Cable and Pharmaceuticals sectors.


MID-CAP GROWTH FUND
The Mid-Cap Growth Fund trailed both its primary benchmark index and peer-group composite for 2004 (Class A shares without sales charge returned 1.49% in 2004). A significant holding throughout the year of the Fund was XMSR (24.1% of net assets at December 31, 2004). XMSR was up 42.7% for the year and was the major contributor to the positive performance of the Fund. Another position that generated positive returns to the Fund was the shorting of S&P 500 and NASDAQ futures. These positive performers were partially offset by the negative performance of Charter Communications (down 44.3% for the year) and iPass Inc. The Fund has increased its holdings in the Medical Devices and Pharmaceuticals sectors and decreased its holdings in the Computer Hardware and Restaurant sectors.


SCIENCE & TECHNOLOGY FUND
The Science & Technology Fund trailed its primary benchmark index but exceeded its peer-group composite (Class A and Class I shares only) for 2004 (Class A shares without sales charge returned 4.72% in 2004). A significant holding throughout the year of the Fund was XMSR (24.7% of net assets at December 31, 2004). XMSR was up 42.7% for the year and was the major contributor to the positive performance of the Fund. Other holdings that generated positive returns to the Fund included AT&T Wireless and the shorting of S&P 500 and NASDAQ futures. These positive performers were partially offset by the negative performance of iPass Inc. and ESS Technology Inc. The Fund has increased its holdings in the Medical Devices sector and decreased its holdings in the Cable, Cellular Services and Computer Hardware sectors.

In 2004, each of the Funds' expense ratios continued to increase primarily due to their smaller asset base from net shareholder redemptions. In particular, the Science & Technology Fund has historically had and continues to have an unusually high expense ratio. The Fund's expense ratio (excluding interest expense) in 2004 was 7.86% for Class A shares and 8.61% for Class B and C shares.

The Funds did not distribute any net realized capital gains on investments in 2004 (the Twenty-Five Fund had a net realized capital loss) due to the Funds' significant capital loss carryforwards. It is unlikely that future net realized capital gains, if any, would be distributed due to these significant capital loss carryforwards, until they have been offset or expire.

Though the indices are still below their highs of three years ago, 2004 ended with a degree of investor enthusiasm we have not seen for many years. The recent Investor Intelligence survey suggests that market participants at year-end 2004 were more bullish on the market's prospects than at any time since 1987. The VIX index, which measures volatility, is near a 10 year low. Investor confidence of this magnitude almost always results in a correction, if not a significant decline in stock prices -- not withstanding the state of the economic environment.

Corporate profits are expected to advance again in 2005, but the rate of gain is slowing. Admittedly, it's difficult to pinpoint definitely what will or could cause a change in investor sentiment. Last year's post election rally, however, indicates that a market dominated by hedge funds can change direction quickly. The first three days of 2005 recorded the worst three consecutive days of negative market breath since 2002.

There are other potentially disruptive developments. These include: (1) a widening balance of payment deficit which could trigger a currency crisis, (2) a rebound and further escalation of energy prices which would negatively impact consumer expenditures and raise inflation expectations and (3) an interest rate spike in reaction to the impact of the first two factors.

In 2005 there are also accounting rule changes and technical adjustments to the S&P 500 which may affect the markets. Stock options must be expensed for the first time. This will have the greatest negative impact on technology company earnings. The S&P will be

LETTER TO SHAREHOLDERS



reconstituted on the basis of the market float rather than on a total capitalization basis. As a consequence, the trillion-dollar index fund industry will have to reconstruct the size of its holdings in individual component stocks.

The Funds' portfolios reflect our cautious outlook. In late 2004 and into early 2005, a partial hedge position is being maintained, overall exposure has been reduced and emphasis is being placed on companies whose growth prospects are substantially better than the general corporate profit float.

The pages that follow contain important information regarding the performance of each Fund for the one-year, five-year and, if applicable, ten-year periods ending December 31, 2004, as well as over the life of each Fund. Included are the average annual total returns of each Fund's primary benchmark index and the average annual total return of its peer-group composite of mutual funds. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future, and the performance information does not reflect the deduction of taxes that would be paid on fund distributions or the redemptions of fund shares. You should review the information that relates to your Fund.

Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

JUNDT GROWTH FUND

THE JUNDT GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2004
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                        Airlines                    0.1%
                        Biotechnology               3.2%
                        Cable                       9.6%
                        Computer Services/Software  4.0%
                        Discount                    8.2%
                        Energy                      1.1%
                        Financial Services          1.0%
                        Internet Services           0.6%
                        Medical Devices             8.4%
                        Miscellaneous               6.0%
                        National Radio              7.3%
                        Oil Drilling, Equipment
                          & Services                2.8%
                        Pharmaceuticals            11.6%
                        Restaurants                 2.2%
                        Satellite Television        0.8%
                        Semiconductor               1.4%
                        Specialty                   3.6%
                        Telecommunications
                          Infrastructure            2.6%
                        Wireless                    1.8%
                        Short-term Securities/
                          Other Assets in
                          excess of Liabilities    23.7%

PERFORMANCE DATA: JUNDT GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                              [PLOT POINTS GRAPH]


               JUNDT GROWTH      JUNDT GROWTH
                  FUND(1)           FUND(1)
             (Class 1 shares    (Class 1 shares     RUSSELL          LIPPER
                  without            with         1000 GROWTH   LARGE CAP GROWTH
               sales charge)*     sales charge)    INDEX(2)      FUND INDEX(3)
--------------------------------------------------------------------------------
12/31/94         10,000             9,426           10,000          10,000
3/31/95          10,254             9,666           10,952          10,721
6/30/95          10,970            10,340           12,028          11,959
9/30/95          12,214            11,513           13,120          13,150
12/31/95         11,781            11,105           13,718          13,492
3/31/96          11,949            11,263           14,454          14,208
6/30/96          13,102            12,350           15,374          14,840
9/30/96          13,566            12,787           15,928          15,474
12/31/96         13,575            12,796           16,889          16,266
3/31/97          12,811            12,076           16,980          16,175
6/30/97          14,190            13,375           20,191          18,984
9/30/97          15,846            14,936           21,709          20,750
12/31/97         15,047            14,184           22,039          20,754
3/31/98          17,060            16,081           25,378          23,792
6/30/98          18,061            17,025           26,530          25,003
9/30/98          17,344            16,349           24,120          22,431
12/31/98         21,562            20,325           30,569          28,323
3/31/99          23,804            22,438           32,512          30,568
6/30/99          23,907            22,535           33,764          31,718
9/30/99          23,945            22,571           32,527          30,417
12/31/99         25,868            24,384           40,705          38,185
3/31/00          26,403            24,889           43,606          41,287
6/30/00          25,203            23,757           42,429          38,274
9/30/00          25,883            24,398           40,147          37,635
12/31/00         21,860            20,606           31,578          30,671
3/31/01          18,607            17,539           24,978          23,905
6/30/01          18,531            17,468           27,081          25,513
9/30/01          14,535            13,701           21,824          20,443
12/31/01         16,369            15,430           25,128          23,350
3/31/02          15,594            14,699           24,478          22,758
6/30/02          12,428            11,715           19,908          19,157
9/30/02          12,126            11,431           16,912          16,087
12/31/02         12,751            12,019           18,122          16,786
3/31/03          13,354            12,588           17,928          16,527
6/30/03          14,776            13,928           20,493          18,760
9/30/03          15,379            14,496           21,295          19,358
12/31/03         15,422            14,537           23,513          21,312
3/31/04          15,982            15,065           23,697          21,571
6/30/04          15,529            14,638           24,157          21,776
9/30/04          14,754            13,908           22,894          20,820
12/31/04         15,465            14,577           24,994          22,900
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2004)
--------------------------------------------------------------------------------
                                                                      SINCE
                                 1-YEAR       5-YEAR     10-YEAR    INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS A
 Without sales charge*             0.00%      ( 9.99)%       n/a         3.00%
 With sales charge (a)            (5.69)      (11.06)        n/a         2.32
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS B
 Without sales charge**           (0.63)      (10.65)        n/a         2.25
 With sales charge (b)            (6.59)      (11.01)        n/a         2.25
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS C
 Without sales charge**           (0.78)      (10.67)        n/a         2.26
 With sales charge (c)            (2.27)      (10.67)        n/a         2.26
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS I
 Without sales charge*             0.28       ( 9.78)       4.46          n/a
 With sales charge (a)            (5.53)      (10.84)       3.84          n/a
--------------------------------------------------------------------------------
 RUSSELL 1000
 GROWTH INDEX                      6.30       ( 9.29)       9.59         6.89
--------------------------------------------------------------------------------
 LIPPER LARGE CAP
 GROWTH FUND INDEX                 7.45       ( 9.72)       8.64         6.06
--------------------------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value (without sales charges), including, with respect to Class I shares, shareholders who acquired Class I shares upon the Fund's conversion to an open-end fund on December 29, 1995.
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
   (a) maximum initial sales charge of 5.75%.
   (b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
   (c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVES ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


(1) Total return is based on a hypothetical investment on December 31, 1994. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I).
    Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in such class.
(2) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.
(3) The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.
(4) Inception date is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data. Prior to December 29, 1995, the Fund was a closed-end fund and did not have Class A, B or C shares. Therefore, the performance information shown for Class A, B and C shares does not include the performance of the Fund prior to December 29, 1995.

SCHEDULE OF INVESTMENTS                                        Jundt Growth Fund
                                                               December 31, 2004


COMMON STOCKS
Industry Description and Issue                 Number of Shares               Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
AIRLINES (0.1%)
------------------------------------------------------------------------------------------------------
   JetBlue Airways Corporation (b)                          900         $   20,483          $   20,898
                                                                        ------------------------------
                                                                            20,483              20,898
                                                                        ------------------------------
BIOTECHNOLOGY (3.2%)
------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                         2,800            166,536             179,620
   Gilead Sciences, Inc. (b)                              5,800            200,833             202,942
   ImClone Systems Incorporated (b)                       5,400            311,229             248,832
                                                                        ------------------------------
                                                                           678,598             631,394
                                                                        ------------------------------
CABLE (9.6%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)          479,400          1,216,693           1,073,856
   Comcast Corporation -- Class A (b)(g)                 24,900            590,810             817,716
                                                                        ------------------------------
                                                                         1,807,503           1,891,572
                                                                        ------------------------------
COMPUTER SERVICES/SOFTWARE (4.0%)
------------------------------------------------------------------------------------------------------
   Microsoft Corporation                                 14,300            389,988             381,953
   Wipro Limited ADR (f)                                 16,200            402,495             399,330
                                                                        ------------------------------
                                                                           792,483             781,283
                                                                        ------------------------------
DISCOUNT (8.2%)
------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                          15,000            715,169             726,150
   The Home Depot, Inc.                                   1,400             44,551              59,836
   Lowe's Companies, Inc.                                 1,800             66,792             103,662
   Target Corporation                                     8,300            427,618             431,019
   Wal-Mart Stores, Inc.                                  5,400            281,970             285,228
                                                                        ------------------------------
                                                                         1,536,100           1,605,895
                                                                        ------------------------------

ENERGY (1.1%)
------------------------------------------------------------------------------------------------------
   Suncor Energy, Inc. (f)                                6,000            201,752             212,400
                                                                        ------------------------------
                                                                           201,752             212,400
                                                                        ------------------------------
FINANCIAL SERVICES (1.0%)
------------------------------------------------------------------------------------------------------
   Willis Group Holdings Limited (f)                      4,800            197,335             197,616
                                                                        ------------------------------
                                                                           197,335             197,616
                                                                        ------------------------------

See accompanying notes to schedule of investments.                             6

SCHEDULE OF INVESTMENTS (continued)                            Jundt Growth Fund
                                                               December 31, 2004


COMMON STOCKS (CONTINUED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
INTERNET SERVICES (0.6%)
------------------------------------------------------------------------------------------------------
   Google, Inc. -- Class A (b)                                  600     $  111,338          $  115,860
                                                                        ------------------------------
                                                                           111,338             115,860
                                                                        ------------------------------
MEDICAL DEVICES (8.4%)
------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                         26,200      1,004,104             931,410
   C. R. Bard, Inc.                                           3,100        167,289             198,338
   Medtronic, Inc.                                            4,000        193,240             198,680
   Stryker Corporation                                        4,500        198,479             217,125
   Varian Medical Systems, Inc. (b)                           2,700        101,198             116,748
                                                                        ------------------------------
                                                                         1,664,310           1,662,301
                                                                        ------------------------------
MISCELLANEOUS (6.0%)
------------------------------------------------------------------------------------------------------
   Avon Products, Inc.                                        5,200        203,106             201,240
   iShares FTSE/Xinhua China 25 Index Fund ADR (b)(f)        14,400        798,833             798,768
   OM Group, Inc. (b)                                         5,500        196,077             178,310
                                                                        ------------------------------
                                                                         1,198,016           1,178,318
                                                                        ------------------------------
NATIONAL RADIO (7.3%)
------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)           38,100        905,710           1,433,322
                                                                        ------------------------------
                                                                           905,710           1,433,322
                                                                        ------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (2.8%)
------------------------------------------------------------------------------------------------------
   Schlumberger Limited (f)                                   6,400        412,328             428,480
   Transocean Inc. (b)(f)                                     2,900        112,523             122,931
                                                                        ------------------------------
                                                                           524,851             551,411
                                                                        ------------------------------
PHARMACEUTICALS (11.6%)
------------------------------------------------------------------------------------------------------
   Allergan, Inc.                                               400         29,351              32,428
   Cephalon, Inc. (b)                                         1,500         84,261              76,320
   Eli Lilly and Company                                      8,800        477,689             499,400
   Sanofi-Aventis ADR (f)                                     6,200        249,266             248,310
   Sepracor Inc. (b)                                         17,000        776,696           1,009,290
   Wyeth                                                     10,000        389,186             425,900
                                                                        ------------------------------
                                                                         2,006,449           2,291,648
                                                                        ------------------------------
RESTAURANTS (2.2%)
------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                   13,400        428,161             435,098
                                                                        ------------------------------
                                                                           428,161             435,098
                                                                        ------------------------------

See accompanying notes to schedule of investments.                             7

SCHEDULE OF INVESTMENTS (continued)                            Jundt Growth Fund
                                                               December 31, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
SATELLITE TELEVISION (0.8%)
------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)         4,700    $   150,390         $   156,228
                                                                       -------------------------------
                                                                           150,390             156,228
                                                                       -------------------------------
SEMICONDUCTOR (1.4%)
------------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                                   11,200        305,813             279,664
                                                                       -------------------------------
                                                                           305,813             279,664
                                                                       -------------------------------
SPECIALTY (3.6%)
------------------------------------------------------------------------------------------------------
   Amazon.com, Inc. (b)                                       4,300        183,222             190,447
   Bed Bath & Beyond Inc. (b)                                13,100        112,797             521,773
   Coach, Inc. (b)                                              100          4,212               5,640
                                                                       -------------------------------
                                                                           300,231             717,860
                                                                       -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.6%)
------------------------------------------------------------------------------------------------------
   Avaya Inc. (b)                                            29,900        488,812             514,280
                                                                       -------------------------------
                                                                           488,812             514,280
                                                                       -------------------------------
WIRELESS (1.8%)
------------------------------------------------------------------------------------------------------
   Research In Motion Limited (b)(f)                          4,200        355,783             346,164
                                                                       -------------------------------
                                                                           355,783             346,164
                                                                       -------------------------------
TOTAL COMMON STOCKS (76.3%)                                             13,674,118          15,023,212
                                                                       ===============================



See accompanying notes to schedule of investments.                             8

SCHEDULE OF INVESTMENTS (concluded)                            Jundt Growth Fund
                                                               December 31, 2004


SHORT-TERM SECURITIES
Industry Description and Issue                     Principal Amount           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.6%)
------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A.
    1.6000% acquired on 12/31/04 and due 1/3/05
    with proceeds of $900,120 collateralized by
    $900,000 FHR, 4.50%, due 12/15/2030, value
    including accrued interest, $918,310.                  $900,000    $   900,000         $   900,000
                                                                       -------------------------------
TOTAL SHORT-TERM SECURITIES (4.6%)                                         900,000             900,000
                                                                       ===============================
   Total investments in securities (80.9%)                             $14,574,118 (c)      15,923,212
                                                                       ===========
   Other assets in excess of liabilities (19.1%)                                             3,761,029
                                                                                           -----------
NET ASSETS (100.0%)                                                                        $19,684,241
                                                                                           ===========

Notes to Schedule of Investments:
  Percentage of investments as shown is the ratio of the total market value to total net assets.
   (a) Securities are valued by procedures described in the financial statements.
   (b) Presently non-income producing.
   (c) Cost for federal income tax purposes at December 31, 2004, was $14,705,961. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:


       Gross unrealized appreciation      $1,855,452
       Gross unrealized depreciation        (638,201)
                                          ----------
       Net unrealized appreciation        $1,217,251
----------------------------------------------------

   (d) As of December 31, 2004, initial margin deposits of $570,000 have been pledged in connection with the following open short futures contracts.

                                                                      UNREALIZED
       CONTRACTS    ISSUE                        MARKET VALUE       DEPRECIATION
       -------------------------------------------------------------------------
       38           NASDAQ 100 -- March 2005       $6,188,300         $ (58,293)
       -------------------------------------------------------------------------
       Total                                       $6,188,300         $ (58,293)
       =========================================================================

   (e) Schedule of Options Written:

       CONTRACTS (100 SHARES PER CONTRACT)                          MARKET VALUE
       -------------------------------------------------------------------------
       CALL OPTIONS
             Sepracor Inc.
       170      Expiration April 2005, Exercise Price $60.00             $77,350
       -------------------------------------------------------------------------
       170    Total Call Options Written (Premiums received $81,963)     $77,350
       =========================================================================

   (f) Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

       ADR -- American Depository Receipt

   (g) Securities partially on deposit, with a market value of $525,440, held in a margin account as collateral for short sales and options as of December 31, 2004.


See accompanying notes to schedule of investments and financial statements.    9

JUNDT U.S. EMERGING GROWTH FUND

THE JUNDT U.S. EMERGING GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2004
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                        Biotechnology              10.0%
                        Cable                       3.9%
                        Computer Hardware           3.3%
                        Computer Services/Software 11.7%
                        Energy                      2.4%
                        Internet Services           3.0%
                        Medical Devices             9.4%
                        Miscellaneous               4.0%
                        National Radio             14.7%
                        Pharmaceuticals             9.8%
                        Radio                       6.4%
                        Restaurants                 2.3%
                        Semiconductor               1.9%
                        Telecommunications
                          Infrastructure             1.7%
                        Wireless                    1.0%
                        Short-term Securities/
                          Other Assets in
                          excess of Liabilities    14.5%

PERFORMANCE DATA: JUNDT U.S. EMERGING GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS GRAPH]


          JUNDT U.S. EMERGING  JUNDT U.S. EMERGING
              GROWTH FUND(1)      GROWTH FUND(1)
            (Class A shares     (Class A shares     RUSSELL          LIPPER
                without              with         2000 GROWTH   SMALL CAP GROWTH
              sales charge)*      sales charge)    INDEX(2)      FUND INDEX(3)
--------------------------------------------------------------------------------
1/2/96          10,000               9,425          10,000          10,000
3/31/96         12,260              11,555          10,574          10,779
6/30/96         14,990              14,128          11,192          11,719
9/30/96         14,941              14,082          11,096          11,883
12/31/96        14,342              13,517          11,125          11,705
3/31/97         13,475              12,701           9,958          10,310
6/30/97         16,200              15,269          11,706          12,184
9/30/97         19,767              18,631          13,687          14,227
12/31/97        19,151              18,050          12,564          13,019
3/31/98         20,803              19,607          14,057          14,490
6/30/98         21,155              19,939          13,250          13,960
9/30/98         21,170              19,953          10,287          10,629
12/31/98        26,553              25,027          12,719          13,144
3/31/99         25,701              24,223          12,506          12,717
6/30/99         26,570              25,042          14,350          14,529
9/30/99         27,369              25,796          13,644          14,792
12/31/99        39,576              37,301          18,200          21,185
3/31/00         41,171              38,804          19,889          24,979
6/30/00         42,003              39,588          18,423          23,643
9/30/00         41,226              38,855          17,692          23,269
12/31/00        28,809              27,152          14,118          19,437
3/31/01         21,341              20,114          11,972          15,769
6/30/01         27,225              25,660          14,123          18,398
9/30/01         20,299              19,132          10,157          13,793
12/31/01        25,118              23,674          12,816          16,917
3/31/02         24,347              22,947          12,565          16,673
6/30/02         20,507              19,328          10,592          14,424
9/30/02         18,442              17,382           8,313          11,611
12/31/02        18,046              17,008           8,937          12,244
3/31/03         20,507              19,328           8,590          11,788
6/30/03         23,721              22,357          10,665          14,540
9/30/03         25,452              23,989          11,781          15,808
12/31/03        25,740              24,260          13,277          17,724
3/31/04         28,494              26,856          14,018          18,355
6/30/04         26,138              24,635          14,030          18,331
9/30/04         25,095              23,652          13,187          17,096
12/31/04        28,723              27,071          15,177          19,636
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2004)
--------------------------------------------------------------------------------
                                                                        SINCE
                                          1-YEAR          5-YEAR    INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS A
 Without sales charge*                     11.59%          (6.21)%        12.44%
 With sales charge (a)                      5.19           (7.31)         11.70
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS B
 Without sales charge**                    10.70           (6.89)         11.67
 With sales charge (b)                      4.70           (7.38)         11.67
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS C
 Without sales charge**                    10.71           (6.90)         11.66
 With sales charge (c)                      9.21           (6.90)         11.66
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS I                            11.83           (5.98)         12.78
--------------------------------------------------------------------------------
 RUSSELL 2000
 GROWTH INDEX                              14.31           (3.57)          4.73
--------------------------------------------------------------------------------
 LIPPER SMALL CAP
 GROWTH FUND INDEX                         10.80           (1.50)          7.79


* Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
   (a) maximum initial sales charge of 5.75%.
   (b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
   (c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVES ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


(1) Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $26,989, $26,976, and $29,516, respectively.
    Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2) The Russell 2000 Growth Index measures performance of the companies within the Russell 2000 Index (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.
(3) The Lipper Small Cap Growth Fund Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.
(4) Inception date is January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index data, and December 29, 1995, for the Lipper Small Cap Growth Fund Index data.

SCHEDULE OF INVESTMENTS                          Jundt U.S. Emerging Growth Fund
                                                               December 31, 2004


COMMON STOCKS
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (10.0%)
------------------------------------------------------------------------------------------------------
   EntreMed, Inc. (b)                                       209,700     $  642,483          $  679,428
   Exelixis, Inc. (b)                                       114,000        824,378           1,083,000
   The Medicines Company (b)                                 18,800        443,078             541,440
   Telik, Inc. (b)                                           24,900        529,722             476,586
                                                                        ------------------------------
                                                                         2,439,661           2,780,454
                                                                        ------------------------------
CABLE (3.9%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)              344,800        671,827             772,352
   Mediacom Communications Corporation -- Class A (b)        52,200        283,066             326,250
                                                                        ------------------------------
                                                                           954,893           1,098,602
                                                                        ------------------------------
COMPUTER HARDWARE (3.3%)
------------------------------------------------------------------------------------------------------
   Zebra Technologies Corporation -- Class A (b)             16,400        856,638             922,992
                                                                        ------------------------------
                                                                           856,638             922,992
                                                                        ------------------------------
COMPUTER SERVICES/SOFTWARE (11.7%)
------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                             371,100      4,283,769           2,705,319
   Niku Corporation (b)                                       5,700         70,504             114,912
   Synaptics Incorporated (b)                                14,400        560,526             440,352
                                                                        ------------------------------
                                                                         4,914,799           3,260,583
                                                                        ------------------------------
ENERGY (2.4%)
------------------------------------------------------------------------------------------------------
   Spinnaker Exploration Company (b)                         19,000        530,604             666,330
                                                                        ------------------------------
                                                                           530,604             666,330
                                                                        ------------------------------
INTERNET SERVICES (3.0%)
------------------------------------------------------------------------------------------------------
   iPass Inc. (b)                                            90,600      1,168,581             670,440
   Salesforce.com, Inc. (b)                                   4,600         64,231              77,924
   Shanda Interactive Entertainment Ltd ADR (b)(g)            2,400         85,017             102,000
                                                                        ------------------------------
                                                                         1,317,829             850,364
                                                                        ------------------------------
MEDICAL DEVICES (9.4%)
------------------------------------------------------------------------------------------------------
   Advanced Neuromodulation Systems, Inc. (b)                18,000        503,806             710,280
   Align Technology, Inc. (b)                                84,500      1,108,413             908,375
   IntraLase Corporation (b)                                 36,600        711,675             859,368
   Intuitive Surgical, Inc. (b)                               3,400         61,200             136,068
                                                                        ------------------------------
                                                                         2,385,094           2,614,091
                                                                        ------------------------------


See accompanying notes to schedule of investments.                            12

SCHEDULE OF INVESTMENTS (continued)              Jundt U.S. Emerging Growth Fund
                                                               December 31, 2004


COMMON STOCKS (CONTINUED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
MISCELLANEOUS (4.0%)
------------------------------------------------------------------------------------------------------
   BEI Technologies, Inc.                                    28,600     $  878,908          $  883,168
   Youbet.com, Inc. (b)                                      46,800        166,904             236,808
                                                                        ------------------------------
                                                                         1,045,812           1,119,976
                                                                        ------------------------------
NATIONAL RADIO (14.7%)
------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(h)       108,500        354,056           4,081,770
                                                                        ------------------------------
                                                                           354,056           4,081,770
                                                                        ------------------------------
PHARMACEUTICALS (9.8%)
------------------------------------------------------------------------------------------------------
   Angiotech Pharmaceuticals, Inc. (b)(g)                    28,300        412,768             522,135
   Bioenvision, Inc. (b)                                     92,800        811,941             831,488
   Sepracor Inc. (b)                                         23,200      1,097,240           1,377,384
                                                                        ------------------------------
                                                                         2,321,949           2,731,007
                                                                        ------------------------------
RADIO (6.4%)
------------------------------------------------------------------------------------------------------
   Entravision Communications Corporation -- Class A (b)    102,000        624,992             851,700
   Spanish Broadcasting System, Inc. -- Class A (b)          88,000        709,119             929,280
                                                                        ------------------------------
                                                                         1,334,111           1,780,980
                                                                        ------------------------------
RESTAURANTS (2.3%)
------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)(h)                19,650        517,260             638,036
   Red Robin Gourmet Burgers Inc. (b)                           100          2,468               5,347
                                                                        ------------------------------
                                                                           519,728             643,383
                                                                        ------------------------------
SEMICONDUCTOR (1.9%)
------------------------------------------------------------------------------------------------------
   Cirrus Logic, Inc. (b)                                    35,300        172,741             194,503
   Transmeta Corporation (b)                                211,600        406,240             344,908
                                                                        ------------------------------
                                                                           578,981             539,411
                                                                        ------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (1.7%)
------------------------------------------------------------------------------------------------------
   j2 Global Communications, Inc. (b)                         2,500         62,954              86,250
   Net2Phone, Inc. (b)                                      110,000        695,800             374,000
                                                                        ------------------------------
                                                                           758,754             460,250
                                                                        ------------------------------
WIRELESS (1.0%)
------------------------------------------------------------------------------------------------------
   At Road, Inc. (b)                                         38,500        416,258             266,035
                                                                        ------------------------------
                                                                           416,258             266,035
                                                                        ------------------------------

See accompanying notes to schedule of investments.                            13

SCHEDULE OF INVESTMENTS (continued)              Jundt U.S. Emerging Growth Fund
                                                               December 31, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (85.5%)                                           $20,729,167          $23,816,228
                                                                      ================================


SHORT-TERM SECURITIES
Industry Description and Issue                     Principal Amount           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.6%)
------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A.
    1.6000% acquired on 12/31/04 and due 1/3/05
    with proceeds of $1,300,173 collateralized by
    $1,300,000 FHR, 4.50%, due 12/15/2030, value
    including accrued interest, $1,326,509.              $1,300,000   $  1,300,000         $ 1,300,000
                                                                      --------------------------------
TOTAL SHORT-TERM SECURITIES (4.6%)                                       1,300,000           1,300,000
                                                                      ================================
   Total investments in securities (90.1%)                            $ 22,029,167 (c)      25,116,228
                                                                      ============
   Other assets in excess of liabilities (9.9%)                                              2,746,106
                                                                                           -----------
NET ASSETS (100.0%)                                                                        $27,862,334
                                                                                           ===========

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2004 was $22,226,196. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ------------------------------------------------------------------------
       Gross unrealized appreciation                               $  7,063,121
       Gross unrealized depreciation                                 (4,173,089)
                                                                   ------------
       Net unrealized appreciation                                 $  2,890,032
       ------------------------------------------------------------------------


See accompanying notes to schedule of investments and financial statements.   14

SCHEDULE OF INVESTMENTS (concluded)              Jundt U.S. Emerging Growth Fund
                                                               December 31, 2004

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004.

       The activity for investments in Common Stocks of Affiliates is as follows:


                                                                                               ENDING
                                    BEGINNING     PURCHASE        SALES         ENDING         MARKET      DIVIDEND     NET REALIZED
       DESCRIPTION                       COST         COST         COST           COST          VALUE        INCOME     GAINS/LOSSES
       -----------------------------------------------------------------------------------------------------------------------------
       Immersion Corporation       $5,233,198      $    --     $949,429     $4,283,769     $2,705,319       $    --       $(508,783)
       -----------------------------------------------------------------------------------------------------------------------------
       Total                       $5,233,198      $    --     $949,429     $4,283,769     $2,705,319       $    --       $(508,783)
       =============================================================================================================================

   (e) As of December 31, 2004, initial margin deposits of $825,000 have been pledged in connection with the following open short future contracts.


                                                                      UNREALIZED
       CONTRACTS     ISSUE                        MARKET VALUE      DEPRECIATION
       -------------------------------------------------------------------------
       55            Nasdaq 100 -- March 2005       $8,956,750        $ (81,546)
       -------------------------------------------------------------------------
       Total                                        $8,956,750        $ (81,546)
       =========================================================================

   (f) Schedule of Options Written:

       CONTRACTS (100 SHARES PER CONTRACT)                          MARKET VALUE
       -------------------------------------------------------------------------
       CALL OPTIONS
             Sepracor Inc.
       232      Expiration April 2005, Exercise Price $60.00            $105,560
             XM Satellite Radio Holdings Inc. -- Class A
       250      Expiration January 2006, Exercise Price $32.50           252,500
       -------------------------------------------------------------------------
       482    Total Call Options Written (Premiums received $241,103)   $358,060
       =========================================================================

   (g) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

       ADR -- American Depository Receipt


   (h) Securities partially on deposit, with a market value of $966,030, held in a margin account as collateral for short sales and options as of December 31, 2004.


See accompanying notes to financial statements.                               15

JUNDT OPPORTUNITY FUND

THE JUNDT OPPORTUNITY FUND IS A NON-DIVERSIFIED FUND THAT EMPLOYS AN AGGRESSIVE yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2004
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                        Airlines                    0.1%
                        Biotechnology               7.4%
                        Cable                       9.4%
                        Computer Hardware           0.2%
                        Computer Services/Software  9.8%
                        Discount                    1.4%
                        Energy                      4.1%
                        Financial Services          1.0%
                        Internet Services           3.2%
                        Medical Devices             7.1%
                        Miscellaneous               4.8%
                        National Radio             24.4%
                        Oil Drilling, Equipment
                          & Services                4.5%
                        Pharmaceuticals             9.6%
                        Telecommunications
                          Infrastructure            3.3%
                        Other Assets in excess
                          of Liabilities            9.7%

PERFORMANCE DATA: JUNDT OPPORTUNITY FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS GRAPH]

                 JUNDT               JUNDT
          OPPORTUNITY FUND(1)  OPPORTUNITY FUND(1)
            (Class A shares      (Class A shares     RUSSELL      RUSSELL        LIPPER
                without               with         1000 GROWTH  3000 GROWTH  MULTI CAP GROWTH
             sales charge)*       sales charge)     INDEX(2)     INDEX(3)      FUND INDEX(4)
---------------------------------------------------------------------------------------------
12/26/96       10,000                9,425           10,000       10,000         10,000
12/31/96        9,870                9,302            9,851        9,881         10,000
3/31/97         9,640                9,086            9,904        9,828          9,665
6/30/97        11,330               10,678           11,778       11,674         11,223
9/30/97        14,260               13,440           12,664       12,657         12,675
12/31/97       13,932               13,131           12,856       12,719         12,295
3/31/98        15,398               14,512           14,804       14,606         14,029
6/30/98        16,420               15,476           15,476       15,127         14,354
9/30/98        17,720               16,701           14,069       13,575         12,234
12/31/98       22,406               21,117           17,831       17,171         15,344
3/31/99        24,061               22,678           18,966       18,160         16,317
6/30/99        24,853               23,424           19,696       18,995         17,537
9/30/99        23,680               22,318           18,975       18,281         16,872
12/31/99       30,497               28,744           23,747       22,979         22,456
3/31/00        31,421               29,615           25,438       24,655         25,680
6/30/00        33,857               31,910           24,751       23,907         24,116
9/30/00        32,987               31,090           23,419       22,645         24,316
12/31/00       26,927               25,379           18,419       17,829         19,750
3/31/01        21,410               20,179           14,570       14,174         15,357
6/30/01        21,746               20,495           15,796       15,468         16,835
9/30/01        16,325               15,386           12,730       12,371         12,389
12/31/01       18,755               17,677           14,658       14,329         14,781
3/31/02        16,677               15,718           14,278       13,965         14,276
6/30/02        11,497               10,836           11,612       11,386         11,806
9/30/02        11,354               10,701            9,865        9,622          9,793
12/31/02       12,537               11,816           10,570       10,312         10,374
3/31/03        13,800               13,007           10,457       10,183         10,294
6/30/03        16,727               15,765           11,953       11,703         11,995
9/30/03        18,422               17,362           12,421       12,214         12,613
12/31/03       17,925               16,895           13,714       13,509         13,954
3/31/04        19,924               18,779           13,822       13,664         14,447
6/30/04        18,772               17,694           14,090       13,909         14,598
9/30/04        18,181               17,136           13,353       13,173         13,893
12/31/04       20,324               19,155           14,578       14,445         15,526
---------------------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2004)
--------------------------------------------------------------------------------
                                                                           SINCE
                                          1-YEAR          5-YEAR    INCEPTION(5)
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS A
 Without sales charge*                     13.38%         (7.80)%          9.25%
 With sales charge (a)                      6.90          (8.88)           8.45
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS B
 Without sales charge**                    12.51          (8.49)           8.45
 With sales charge (b)                      6.51          (8.98)           8.45
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS C
 Without sales charge**                    12.56          (8.48)           8.44
 With sales charge (c)                     11.06          (8.48)           8.44
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS I                                   13.66          (7.57)           9.53
--------------------------------------------------------------------------------
 RUSSELL 1000
 GROWTH INDEX                               6.30          (9.29)           4.82
--------------------------------------------------------------------------------
 RUSSELL 3000
 GROWTH INDEX                               6.93          (8.87)           4.70
--------------------------------------------------------------------------------
 LIPPER MULTI CAP
 GROWTH FUND INDEX                         11.26          (7.00)           5.73
--------------------------------------------------------------------------------


* Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
   (a) maximum initial sales charge of 5.75%.
   (b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
   (c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER- AND MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


(1) Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $19,157, $19,143, and $20,747, respectively.
    Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.
(3) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.
(4) The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.
(5) Inception date is December 26, 1996, for both the Fund's shares and for index data.

SCHEDULE OF INVESTMENTS                                   Jundt Opportunity Fund
                                                               December 31, 2004


COMMON STOCKS
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
AIRLINES (0.1%)
------------------------------------------------------------------------------------------------------
   JetBlue Airways Corporation (b)                            1,700     $   38,691          $   39,474
                                                                        ------------------------------
                                                                            38,691              39,474
                                                                        ------------------------------
BIOTECHNOLOGY (7.4%)
------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                             5,100        303,408             327,165
   Exelixis, Inc. (b)                                       145,000      1,198,604           1,377,500
   Telik, Inc. (b)                                           55,000        991,413           1,052,700
                                                                        ------------------------------
                                                                         2,493,425           2,757,365
                                                                        ------------------------------
CABLE (9.4%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)              728,300      1,760,408           1,631,392
   Comcast Corporation -- Class A (b)                        44,000      1,167,643           1,444,960
   Mediacom Communications Corporation -- Class A (b)        70,800        374,016             442,500
                                                                        ------------------------------
                                                                         3,302,067           3,518,852
                                                                        ------------------------------
COMPUTER HARDWARE (0.2%)
------------------------------------------------------------------------------------------------------
   Zebra Technologies Corporation -- Class A (b)              1,000         51,382              56,280
                                                                        ------------------------------
                                                                            51,382              56,280
                                                                        ------------------------------
COMPUTER SERVICES/SOFTWARE (9.8%)
------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                             499,100      5,794,469           3,638,439
                                                                        ------------------------------
                                                                         5,794,469           3,638,439
                                                                        ------------------------------
DISCOUNT (1.4%)
------------------------------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                      9,800        511,712             517,636
                                                                        ------------------------------
                                                                           511,712             517,636
                                                                        ------------------------------
ENERGY (4.1%)
------------------------------------------------------------------------------------------------------
   EOG Resources, Inc.                                       16,000      1,132,040           1,141,760
   Suncor Energy, Inc. (h)                                   11,300        379,966             400,020
                                                                        ------------------------------
                                                                         1,512,006           1,541,780
                                                                        ------------------------------
FINANCIAL SERVICES (1.0%)
------------------------------------------------------------------------------------------------------
   Willis Group Holdings Limited (h)                          9,000        370,002             370,530
                                                                        ------------------------------
                                                                           370,002             370,530
                                                                        ------------------------------

See accompanying notes to schedule of investments.                            18

SCHEDULE OF INVESTMENTS (continued)                       Jundt Opportunity Fund
                                                               December 31, 2004


COMMON STOCKS (CONTINUED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
INTERNET SERVICES (3.2%)
------------------------------------------------------------------------------------------------------
   F5 Networks, Inc. (b)                                      1,000     $   42,170          $   48,720
   Google, Inc. -- Class A (b)                                1,200        222,676             231,720
   iPass Inc. (b)                                           121,700      1,556,532             900,580
                                                                        ------------------------------
                                                                         1,821,378           1,181,020
                                                                        ------------------------------
MEDICAL DEVICES (7.1%)
------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                         46,300      1,814,730           1,645,965
   Medtronic, Inc.                                            7,600        368,873             377,492
   Stryker Corporation                                        8,400        370,494             405,300
   Varian Medical Systems, Inc. (b)                           5,100        190,996             220,524
                                                                        ------------------------------
                                                                         2,745,093           2,649,281
                                                                        ------------------------------
MISCELLANEOUS (4.8%)
------------------------------------------------------------------------------------------------------
   iShares FTSE/Xinhua China 25 Index Fund ADR (b)(h)        26,200      1,453,433           1,453,314
   OM Group, Inc.                                             9,900        352,921             320,958
                                                                        ------------------------------
                                                                         1,806,354           1,774,272
                                                                        ------------------------------
NATIONAL RADIO (24.4%)
------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)       242,000      1,133,180           9,104,040
                                                                        ------------------------------
                                                                         1,133,180           9,104,040
                                                                        ------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (4.5%)
------------------------------------------------------------------------------------------------------
   Schlumberger Limited (h)                                  21,500      1,377,719           1,439,425
   Transocean Inc. (b)(h)                                     5,300        205,757             224,667
                                                                        ------------------------------
                                                                         1,583,476           1,664,092
                                                                        ------------------------------
PHARMACEUTICALS (9.6%)
------------------------------------------------------------------------------------------------------
   Cephalon, Inc. (b)                                         2,800        146,108             142,464
   Eli Lilly and Company                                     16,300        884,810             925,025
   MGI Pharma, Inc. (b)                                      13,000        314,235             364,130
   Sanofi-Aventis ADR (h)                                    11,800        474,392             472,590
   Sepracor Inc. (b)                                         28,300      1,340,456           1,680,171
                                                                        ------------------------------
                                                                         3,160,001           3,584,380
                                                                        ------------------------------

See accompanying notes to schedule of investments.                            19

SCHEDULE OF INVESTMENTS (continued)                       Jundt Opportunity Fund
                                                               December 31, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (3.3%)
------------------------------------------------------------------------------------------------------
   Openwave Systems Inc. (b)                                 80,000   $    874,825         $ 1,236,800
                                                                      --------------------------------
                                                                           874,825           1,236,800
                                                                      --------------------------------
TOTAL COMMON STOCKS (90.3%)                                             27,198,061          33,634,241
                                                                      ============
   Total investments in securities (90.3%)                            $ 27,198,061 (c)      33,634,241
                                                                      ============
   Other assets in excess of liabilities (9.7%)                                              3,602,726
                                                                                           -----------
NET ASSETS (100.0%)                                                                        $37,236,967
                                                                                           ===========

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2004, was $28,984,447. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

-------------------------------------------------------------------------------
      Gross unrealized appreciation                                $ 10,666,194
      Gross unrealized depreciation                                  (6,016,400)
                                                                    ------------
      Net unrealized appreciation                                  $  4,649,794
-------------------------------------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

                                                                                               ENDING
                                    BEGINNING     PURCHASE        SALES         ENDING         MARKET      DIVIDEND     NET REALIZED
       DESCRIPTION                       COST         COST         COST           COST          VALUE        INCOME        LOSSES
       -----------------------------------------------------------------------------------------------------------------------------
       Immersion Corporation       $5,794,469      $    --     $     --     $5,794,469     $3,638,439       $    --       $       --
       -----------------------------------------------------------------------------------------------------------------------------
       Total                       $5,794,469      $    --     $     --     $5,794,469     $3,638,439       $    --       $       --
       =============================================================================================================================

   (e) As of December 31, 2004, initial margin deposits of $2,850,000 have been pledged in connection with the following open short futures contracts.


                                                                      UNREALIZED
      CONTRACTS      ISSUE                        MARKET VALUE      DEPRECIATION
      --------------------------------------------------------------------------
      75             S&P 500 -- March 2005         $ 9,102,750       $ (243,931)
      158            Nasdaq 100 -- March 2005       25,730,300         (191,595)
      --------------------------------------------------------------------------
      Total                                        $34,833,050       $ (435,526)
      ==========================================================================


See accompanying notes to schedule of investments and financial statements.   20

SCHEDULE OF INVESTMENTS (concluded)                       Jundt Opportunity Fund
                                                               December 31, 2004

   (f) Securities partially on deposit, with a market value of $3,348,180, as collateral for the following short sales entered into as of December 31, 2004:

       SHARES                   ISSUE                               MARKET VALUE
       -------------------------------------------------------------------------
       25,000                   KLA-Tencor Corporation                $1,164,500
       19,000                   Kyphon Inc.                              489,440
       45,300                   Merge Technologies Incorporated        1,007,925
       -------------------------------------------------------------------------
        Total                   (Net Proceeds $2,527,923)             $2,661,865
       =========================================================================

   (g) Schedule of Options Written:

       CONTRACTS (100 SHARES PER CONTRACT)                          MARKET VALUE
       -------------------------------------------------------------------------
       CALL OPTIONS
             Sepracor Inc.
       283      Expiration April 2005, Exercise Price $60.00            $128,765
             XM Satellite Radio Holdings Inc. -- Class A
       400      Expiration January 2006, Exercise Price $32.50           404,000
       -------------------------------------------------------------------------
       683    Total Call Options Written (Premiums received $334,248)   $532,765
       =========================================================================

   (h) Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

       ADR -- American Depository Receipt


See accompanying notes to financial statements.                               21

JUNDT TWENTY-FIVE FUND

THE JUNDT TWENTY-FIVE FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.



COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2004
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                        Biotechnology               5.1%
                        Cable                      10.6%
                        Computer Hardware           1.1%
                        Computer Services/Software 12.3%
                        Discount                    1.5%
                        Energy                      1.1%
                        Financial Services          1.0%
                        Internet Services           0.7%
                        Medical Devices            10.3%
                        Miscellaneous               4.0%
                        National Radio             21.3%
                        Oil Drilling, Equipment
                          & Services                2.7%
                        Pharmaceuticals             4.5%
                        Satellite Television        0.8%
                        Specialty                   1.0%
                        Short-term Securities/
                          Other Assets in excess
                          of Liabilities           22.0%

PERFORMANCE DATA: JUNDT TWENTY-FIVE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS GRAPH]

                 JUNDT               JUNDT
          TWENTY-FIVE FUND(1)  TWENTY-FIVE FUND(1)
            (Class A shares      (Class A shares     RUSSELL      RUSSELL        LIPPER
                without               with         1000 GROWTH  3000 GROWTH  MULTI CAP GROWTH
             sales charge)*       sales charge)     INDEX(2)     INDEX(3)      FUND INDEX(4)
---------------------------------------------------------------------------------------------
12/31/97       10,000                9,475           10,000       10,000         10,000
3/31/98        11,940               11,253           11,515       11,483         11,410
6/30/98        13,080               12,328           12,038       11,893         11,675
9/30/98        14,540               13,704           10,945       10,673          9,950
12/31/98       17,522               16,515           13,871       13,500         12,480
3/31/99        19,639               18,510           14,754       14,278         13,271
6/30/99        21,035               19,826           15,322       14,934         14,264
9/30/99        20,087               18,932           14,761       14,373         13,723
12/31/99       24,811               23,384           18,473       18,067         18,264
3/31/00        26,699               25,164           19,788       19,384         20,887
6/30/00        23,861               22,489           19,254       18,796         19,615
9/30/00        25,083               23,640           18,218       17,804         19,777
12/31/00       20,023               18,872           14,329       14,017         16,063
3/31/01        17,088               16,105           11,334       11,143         12,491
6/30/01        17,428               16,426           12,288       12,161         13,692
9/30/01        12,942               12,198            9,903        9,726         10,076
12/31/01       15,448               14,559           11,403       11,266         12,022
3/31/02        13,951               13,149           11,107       10,980         11,611
6/30/02        10,555                9,948            9,033        8,952          9,602
9/30/02         9,768                9,206            7,674        7,565          7,965
12/31/02       10,215                9,628            8,223        8,108          8,437
3/31/03        11,095               10,457            8,135        8,006          8,372
6/30/03        12,267               11,562            9,299        9,201          9,756
9/30/03        12,652               11,925            9,662        9,603         10,259
12/31/03       12,285               11,578           10,669       10,620         11,421
3/31/04        13,242               12,480           10,753       10,741         11,824
6/30/04        12,347               11,636           10,962       10,934         11,948
9/30/04        11,899               11,214           10,389       10,355         11,371
12/31/04       12,948               12,203           11,341       11,355         12,708
---------------------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2004)
--------------------------------------------------------------------------------
                                                                           SINCE
                                          1-YEAR          5-YEAR    INCEPTION(5)
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS A
 Without sales charge*                      5.40%         (12.20)%         3.76%
 With sales charge (a)                     (0.71)         (13.23)          2.89
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS B
 Without sales charge**                     4.53          (12.84)          2.95
 With sales charge (b)                     (1.47)         (13.21)          2.86
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS C
 Without sales charge**                     4.64          (12.86)          2.99
 With sales charge (c)                      3.14          (12.86)          2.99
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS I                                    5.67          (11.95)          4.03
--------------------------------------------------------------------------------
 RUSSELL 1000
 GROWTH INDEX                               6.30          ( 9.29)          1.81
--------------------------------------------------------------------------------
 RUSSELL 3000
 GROWTH INDEX                               6.93          ( 8.87)          1.83
--------------------------------------------------------------------------------
 LIPPER MULTI CAP
 GROWTH FUND INDEX                         11.26          ( 7.00)          3.48
--------------------------------------------------------------------------------


 * Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
   (a) maximum initial sales charge of 5.75%.
   (b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
   (c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER- AND MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(1) Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $12,180, $12,292, and $13,185, respectively.
    Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.
(3) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.
(4) The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.
(5) Inception date is December 31, 1997, for both the Fund's shares and for index data.

SCHEDULE OF INVESTMENTS                                   Jundt Twenty-Five Fund
                                                               December 31, 2004


COMMON STOCKS
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (5.1%)
------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                             1,100     $   65,461          $   70,565
   Gilead Sciences, Inc. (b)                                  7,200        249,310             251,928
   ImClone Systems Incorporated (b)                           2,200        120,622             101,376
                                                                        ------------------------------
                                                                           435,393             423,869
                                                                        ------------------------------
CABLE (10.6%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)              199,500        459,761             446,880
   Comcast Corporation -- Class A (b)(h)                     10,300        242,447             338,252
   Mediacom Communications Corporation -- Class A (b)        15,500         80,413              96,875
                                                                        ------------------------------
                                                                           782,621             882,007
                                                                        ------------------------------
COMPUTER HARDWARE (1.1%)
------------------------------------------------------------------------------------------------------
   Zebra Technologies Corporation -- Class A (b)              1,700         87,349              95,676
                                                                        ------------------------------
                                                                            87,349              95,676
                                                                        ------------------------------
COMPUTER SERVICES/SOFTWARE (12.3%)
------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                             116,600      2,440,561             850,014
   Microsoft Corporation                                      6,200        170,934             165,602
                                                                        ------------------------------
                                                                         2,611,495           1,015,616
                                                                        ------------------------------
DISCOUNT (1.5%)
------------------------------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                      2,300        120,095             121,486
                                                                        ------------------------------
                                                                           120,095             121,486
                                                                        ------------------------------
ENERGY (1.1%)
------------------------------------------------------------------------------------------------------
   Suncor Energy, Inc. (g)                                    2,500         84,063              88,500
                                                                        ------------------------------
                                                                            84,063              88,500
                                                                        ------------------------------
FINANCIAL SERVICES (1.0%)
------------------------------------------------------------------------------------------------------
   Willis Group Holdings Limited (g)                          2,000         82,223              82,340
                                                                        ------------------------------
                                                                            82,223              82,340
                                                                        ------------------------------
INTERNET SERVICES (0.7%)
------------------------------------------------------------------------------------------------------
   Google, Inc. -- Class A (b)                                  300         55,669              57,930
                                                                        ------------------------------
                                                                            55,669              57,930
                                                                        ------------------------------

See accompanying notes to schedule of investments.                            24

SCHEDULE OF INVESTMENTS (continued)                       Jundt Twenty-Five Fund
                                                               December 31, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
MEDICAL DEVICES (10.3%)
------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                         10,700     $  412,807          $  380,385
   C. R. Bard, Inc.                                           1,200         64,757              76,776
   Medtronic, Inc.                                            5,100        249,396             253,317
   Stryker Corporation                                        1,900         83,802              91,675
   Varian Medical Systems, Inc. (b)                           1,100         41,274              47,564
                                                                        ------------------------------
                                                                           852,036             849,717
                                                                        ------------------------------
MISCELLANEOUS (4.0%)
------------------------------------------------------------------------------------------------------
   iShares FTSE/Xinhua China 25 Index Fund ADR  (b)(g)        6,000        332,847             332,820
                                                                        ------------------------------
                                                                           332,847             332,820
                                                                        ------------------------------
NATIONAL RADIO (21.3%)
------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(h)        46,980        489,999           1,767,388
                                                                        ------------------------------
                                                                           489,999           1,767,388
                                                                        ------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (2.7%)
------------------------------------------------------------------------------------------------------
   Schlumberger Limited (g)                                   2,600        167,508             174,070
   Transocean Inc. (b)(g)                                     1,200         46,617              50,868
                                                                        ------------------------------
                                                                           214,125             224,938
                                                                        ------------------------------
PHARMACEUTICALS (4.5%)
------------------------------------------------------------------------------------------------------
   Sanofi-Aventis ADR (g)                                     2,600        104,532             104,130
   Sepracor Inc. (b)                                          4,500        224,405             267,165
                                                                        ------------------------------
                                                                           328,937             371,295
                                                                        ------------------------------
SATELLITE TELEVISION (0.8%)
------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)         2,000         64,224              66,480
                                                                        ------------------------------
                                                                            64,224              66,480
                                                                        ------------------------------
SPECIALTY (1.0%)
------------------------------------------------------------------------------------------------------
   Amazon.com, Inc. (b)                                       1,800         76,699              79,722
                                                                        ------------------------------
                                                                            76,699              79,722
                                                                        ------------------------------
TOTAL COMMON STOCKS (78.0%)                                              6,617,775           6,459,784
                                                                        ==============================


See accompanying notes to schedule of investments.                            25

SCHEDULE OF INVESTMENTS (continued)                       Jundt Twenty-Five Fund
                                                               December 31, 2004


SHORT-TERM SECURITIES

Industry Description and Issue                     Principal Amount           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A.
   1.6000% acquired on 12/31/04 and due 1/3/05
   with proceeds of $400,053 collateralized by
   $400,000 FHR, 4.50%, due 12/15/2030, value
   including accrued interest, $408,198.                   $400,000    $   400,000          $  400,000
                                                                       -------------------------------
TOTAL SHORT-TERM SECURITIES (4.8%)                                         400,000             400,000
                                                                       ===============================
   Total investments in securities (82.8%)                             $ 7,017,775(c)        6,859,784
                                                                       ===========
   Other assets in excess of liabilities (17.2%)                                             1,421,990
                                                                                            ----------
NET ASSETS (100.0%)                                                                         $8,281,774
                                                                                            ==========

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2004 was $7,171,870. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------------------------------
       Gross unrealized appreciation                                $ 1,606,342
       Gross unrealized depreciation                                 (1,918,428)
                                                                    ------------
       Net unrealized depreciation                                  $  (312,086)
       -------------------------------------------------------------------------


See accompanying notes to schedule of investments and financial statements.   26

SCHEDULE OF INVESTMENTS (concluded)
                                                          Jundt Twenty-Five Fund
                                                               December 31, 2004

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004.

       The activity for investments in Common Stocks of Affiliates is as follows:


                                                                                               ENDING
                                    BEGINNING     PURCHASE        SALES         ENDING         MARKET      DIVIDEND     NET REALIZED
       DESCRIPTION                       COST         COST         COST           COST          VALUE        INCOME           LOSSES
       -----------------------------------------------------------------------------------------------------------------------------
       Immersion Corporation       $2,728,333      $    --     $287,772     $2,440,561       $850,014         $  --      $ (191,392)
       -----------------------------------------------------------------------------------------------------------------------------
       Total                       $2,728,333      $    --     $287,772     $2,440,561       $850,014         $  --      $ (191,392)
       =============================================================================================================================

   (e) As of December 31, 2004, initial margin deposits of $255,000 have been pledged in connection with the following open short futures contracts.

                                                                      UNREALIZED
       CONTRACTS     ISSUE                        MARKET VALUE      DEPRECIATION
       -------------------------------------------------------------------------
       17            Nasdaq 100 -- March 2005       $2,768,450        $ (26,027)
       -------------------------------------------------------------------------
       Total                                        $2,768,450        $ (26,027)
       =========================================================================

   (f) Schedule of Options Written:

       CONTRACTS (100 SHARES PER CONTRACT)                          MARKET VALUE
       -------------------------------------------------------------------------
       CALL OPTIONS
             Sepracor Inc.
       45       Expiration April 2005, Exercise Price $60.00            $ 20,475
             XM Satellite Radio Holdings Inc. -- Class A
       100      Expiration January 2006, Exercise Price $32.50           101,000
       -------------------------------------------------------------------------
       145    Total Call Options Written (Premiums received $73,403)    $121,475
       =========================================================================

   (g) Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

       ADR -- American Depository Receipt

   (h) Securities partially on deposit, with a market value of $360,674, held in a margin account as collateral for short sales and options as of December 31, 2004.


See accompanying notes to financial statements.                               27

JUNDT MID-CAP GROWTH FUND

THE JUNDT MID-CAP GROWTH FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2004
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                        Airlines                    0.1%
                        Biotechnology               9.8%
                        Cable                       9.2%
                        Computer Hardware           4.0%
                        Computer Services/Software  0.9%
                        Energy                      0.1%
                        Financial Services          1.0%
                        Internet Services           3.1%
                        Medical Devices             9.1%
                        Miscellaneous               3.9%
                        National Radio             24.0%
                        Oil Drilling, Equipment
                          & Services                0.3%
                        Pharmaceuticals             9.2%
                        Radio                       6.5%
                        Restaurants                 5.3%
                        Semiconductor               4.6%
                        Telecommunications
                          Infrastructure            2.9%
                        Wireless                    1.2%
                        Other Assets in excess
                          of Liabilities            4.8%

PERFORMANCE DATA: JUNDT MID-CAP GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                              [PLOT POINTS GRAPH]

           JUNDT MID-CAP     JUNDT MID-CAP
           GROWTH FUND(1)    GROWTH FUND(1)
          (Class A shares    (Class A shares   RUSSELL MID-CAP       LIPPER
              without             with             GROWTH        MID-CAP GROWTH
           sales charge)*     sales charge)        INDEX(2)       FUND INDEX(3)
--------------------------------------------------------------------------------
6/30/00       10,000             10,000            10,000            10,000
9/30/00       12,230             11,527            10,252            10,318
12/31/00      10,967             10,336             7,868             8,041
3/31/01        8,867              8,357             5,895             6,192
6/30/01        9,000              8,483             6,849             7,039
9/30/01        6,756              6,367             4,945             5,324
12/31/01       8,635              8,139             6,283             6,346
3/31/02        8,332              7,853             6,172             6,165
6/30/02        6,931              6,533             5,045             5,243
9/30/02        6,210              5,853             4,178             4,335
12/31/02       6,137              5,784             4,561             4,538
3/31/03        6,555              6,178             4,470             4,465
6/30/03        7,704              7,261             5,308             5,254
9/30/03        8,112              7,645             5,688             5,538
12/31/03       8,425              7,941             6,436             6,148
3/31/04        8,896              8,384             6,824             6,389
6/30/04        8,363              7,882             6,896             6,473
9/30/04        8,122              7,655             6,597             6,162
12/31/04       8,551              8,059             7,517             7,010
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2004)
--------------------------------------------------------------------------------
                                                                          SINCE
                                                     1-YEAR         INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT MID-CAP
 GROWTH CLASS A
 Without sales charge*                                 1.49%             (3.42)%
 With sales charge (a)                                (4.33)             (4.68)
--------------------------------------------------------------------------------
 JUNDT MID-CAP
 GROWTH CLASS B
 Without sales charge**                                0.89              (4.10)
 With sales charge (b)                                (5.11)             (4.72)
--------------------------------------------------------------------------------
 JUNDT MID-CAP
 GROWTH CLASS C
 Without sales charge**                                0.89              (4.13)
 With sales charge (c)                                (0.61)             (4.13)
--------------------------------------------------------------------------------
 JUNDT MID-CAP
 GROWTH CLASS I                                        1.84              (3.13)
--------------------------------------------------------------------------------
 RUSSELL MID-CAP
 GROWTH INDEX                                         15.48              (6.14)
--------------------------------------------------------------------------------
 LIPPER MID-CAP
 GROWTH FUND INDEX                                    14.03              (7.58)
--------------------------------------------------------------------------------


 * Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
   (a) maximum initial sales charge of 5.75%.
   (b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
   (c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER- AND MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(1) Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. Investments in IPOs, during a period favorable for IPO investing, contributed substantially to the quoted performance of Jundt Mid-Cap Growth Fund for the period ended December 31, 2000. Several other factors also contributed to the Fund's higher return in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge.
    The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $8,044, $8,271, and $8,665, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2) The Russell Midcap Growth Index measures performance of the companies within the Russell Midcap Index (the 800 smallest companies in the Russell 1000 Index, which includes the 1,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.
(3) The Lipper Mid-Cap Growth Fund Index measures the composite performance of the 30 largest "mid-cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.
(4) Inception date is June 30, 2000, for both the Fund's shares and for index data.

SCHEDULE OF INVESTMENTS                                Jundt Mid-Cap Growth Fund
                                                               December 31, 2004


COMMON STOCKS
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
AIRLINES (0.1%)
------------------------------------------------------------------------------------------------------
   Northwest Airlines Corporation -- Class A (b)                200       $  2,142            $  2,186
                                                                          ----------------------------
                                                                             2,142               2,186
                                                                          ----------------------------
BIOTECHNOLOGY (9.8%)
------------------------------------------------------------------------------------------------------
   Geron Corporation (b)                                      5,900         92,835              47,023
   ImClone Systems Incorporated (b)                           1,500         83,705              69,120
   The Medicines Company (b)                                  1,900         38,444              54,720
   NPS Pharmaceuticals, Inc. (b)                              8,100        240,696             148,068
   Telik, Inc. (b)                                            2,000         40,000              38,280
                                                                          ----------------------------
                                                                           495,680             357,211
                                                                          ----------------------------
CABLE (9.2%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)               96,000        245,924             215,040
   Insight Communications Company, Inc. -- Class A (b)       13,000        178,770             120,510
                                                                          ----------------------------
                                                                           424,694             335,550
                                                                          ----------------------------
COMPUTER HARDWARE (4.0%)
------------------------------------------------------------------------------------------------------
   Network Appliance, Inc. (b)                                  600          6,216              19,932
   Zebra Technologies Corporation -- Class A (b)              2,200        115,416             123,816
                                                                          ----------------------------
                                                                           121,632             143,748
                                                                          ----------------------------
COMPUTER SERVICES/SOFTWARE (0.9%)
------------------------------------------------------------------------------------------------------
   Synaptics Incorporated (b)                                 1,100         42,818              33,638
                                                                          ----------------------------
                                                                            42,818              33,638
                                                                          ----------------------------
ENERGY (0.1%)
------------------------------------------------------------------------------------------------------
   ATP Oil & Gas Corporation (b)                                100          1,310               1,858
                                                                          ----------------------------
                                                                             1,310               1,858
                                                                          ----------------------------
FINANCIAL SERVICES (1.0%)
------------------------------------------------------------------------------------------------------
   Willis Group Holdings Limited (f)                            900         37,000              37,053
                                                                          ----------------------------
                                                                            37,000              37,053
                                                                          ----------------------------
INTERNET SERVICES (3.1%)
------------------------------------------------------------------------------------------------------
   iPass Inc. (b)                                            12,700        156,215              93,980
   Shanda Interactive Entertainment Ltd ADR (b)(f)              400         14,170              17,000
                                                                          ----------------------------
                                                                           170,385             110,980
                                                                          ----------------------------

See accompanying notes to schedule of investments.                            30

SCHEDULE OF INVESTMENTS (continued)                    Jundt Mid-Cap Growth Fund
                                                               December 31, 2004


COMMON STOCKS (CONTINUED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
MEDICAL DEVICES (9.1%)
------------------------------------------------------------------------------------------------------
   Align Technology, Inc. (b)                                10,200       $150,889            $109,650
   Animas Corporation (b)                                     5,000         76,617              78,150
   Hologic Inc. (b)                                           1,500         40,492              41,205
   IntraLase Corporation (b)                                  3,300         57,260              77,484
   Varian Medical Systems, Inc. (b)                             600         22,625              25,944
                                                                          ----------------------------
                                                                           347,883             332,433
                                                                          ----------------------------
MISCELLANEOUS (3.9%)
------------------------------------------------------------------------------------------------------
   BEI Technologies, Inc.                                     2,300         70,503              71,024
   Global Payments Inc.                                       1,200         62,270              70,248
                                                                          ----------------------------
                                                                           132,773             141,272
                                                                          ----------------------------
NATIONAL RADIO (24.0%)
------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(g)        23,300         85,410             876,546
                                                                          ----------------------------
                                                                            85,410             876,546
                                                                          ----------------------------
OIL DRILLING, EQUIPMENT & SERVICES (0.3%)
------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (f)                                300          7,401               9,933
                                                                          ----------------------------
                                                                             7,401               9,933
                                                                          ----------------------------
PHARMACEUTICALS (9.2%)
------------------------------------------------------------------------------------------------------
   Angiotech Pharmaceuticals, Inc. (b)(f)                     2,700         42,429              49,815
   Cephalon, Inc. (b)                                           400         22,470              20,352
   Oscient Pharmaceuticals Corporation (b)                   10,800         38,598              39,420
   Sepracor Inc. (b)                                          3,800        179,919             225,606
                                                                          ----------------------------
                                                                           283,416             335,193
                                                                          ----------------------------
RADIO (6.5%)
------------------------------------------------------------------------------------------------------
   Entravision Communications Corporation -- Class A (b)      6,200         52,242              51,770
   Spanish Broadcasting System, Inc. -- Class A (b)          17,300        152,869             182,688
                                                                          ----------------------------
                                                                           205,111             234,458
                                                                          ----------------------------
RESTAURANTS (5.3%)
------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                    2,800         67,244              90,916
   P.F. Chang's China Bistro, Inc. (b)                        1,700         79,648              95,795
   Red Robin Gourmet Burgers Inc. (b)                           100          2,468               5,347
                                                                          ----------------------------
                                                                           149,360             192,058
                                                                          ----------------------------

See accompanying notes to schedule of investments.                            31

SCHEDULE OF INVESTMENTS (continued)                    Jundt Mid-Cap Growth Fund
                                                               December 31, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
SEMICONDUCTOR (4.6%)
------------------------------------------------------------------------------------------------------
   Cirrus Logic, Inc. (b)                                     4,600    $    22,510          $   25,346
   SanDisk Corporation (b)                                    3,000         79,265              74,910
   Transmeta Corporation (b)                                 42,000         79,701              68,460
                                                                       -------------------------------
                                                                           181,475             168,716
                                                                       -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.9%)
------------------------------------------------------------------------------------------------------
   j2 Global Communications, Inc. (b)                         3,100         84,704             106,950
                                                                       -------------------------------
                                                                            84,704             106,950
                                                                       -------------------------------
WIRELESS (1.2%)
------------------------------------------------------------------------------------------------------
   Zi Corporation (b)(f)                                      5,900         37,701              42,775
                                                                       -------------------------------
                                                                            37,701              42,775
                                                                       -------------------------------
TOTAL COMMON STOCKS (95.2%)                                              2,810,895           3,462,558
                                                                       ===============================
   Total investments in securities (95.2%)                             $ 2,810,895(c)        3,462,558
                                                                       -----------
   Other assets in excess of liabilities (4.8%)                                                171,254
                                                                                            ----------
NET ASSETS (100.0%)                                                                         $3,633,812
                                                                                            ==========

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2004, was $3,048,748. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------------------------------
       Gross unrealized appreciation                                 $1,048,920
       Gross unrealized depreciation                                   (635,110)
                                                                     ----------
       Net unrealized appreciation                                   $  413,810
       -------------------------------------------------------------------------

   (d) As of December 31, 2004, initial margin deposits of $150,000 have been pledged in connection with the following open short futures contracts.

                                                                      UNREALIZED
       CONTRACTS     ISSUE                        MARKET VALUE      DEPRECIATION
       -------------------------------------------------------------------------
       10            Nasdaq 100 -- March 2005       $1,628,500        $ (16,085)
       -------------------------------------------------------------------------
       Total                                        $1,628,500        $ (16,085)
       =========================================================================

See accompanying notes to schedule of investments and financial statements.   32

SCHEDULE OF INVESTMENTS (concluded)                    Jundt Mid-Cap Growth Fund
                                                               December 31, 2004

   (e) Schedule of Options Written:

       CONTRACTS (100 SHARES PER CONTRACT)                          MARKET VALUE
       -------------------------------------------------------------------------
       CALL OPTIONS
             Sepracor Inc.
       38       Expiration April 2005, Exercise Price $60.00             $17,290
             XM Satellite Radio Holdings Inc. -- Class A
       50       Expiration January 2006, Exercise Price $32.50            50,500
       -------------------------------------------------------------------------
       88    Total Call Options Written (Premiums received $44,175)      $67,790
       =========================================================================

   (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.


       ADR -- American Depository Receipt

   (g) Securities partially on deposit, with a market value of $150,480, held in a margin account as collateral for short sales and options as of December 31, 2004.

See accompanying notes to financial statements.                               33

JUNDT SCIENCE & TECHNOLOGY FUND

THE JUNDT SCIENCE & TECHNOLOGY FUND IS A NON-DIVERSIFIED FUND THAT, IN normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life science and healthcare, chemicals and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2004
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                        Biotechnology               9.9%
                        Cable                       6.2%
                        Computer Hardware           3.2%
                        Computer Services/Software 14.8%
                        Medical Devices            20.9%
                        National Radio             24.7%
                        Oil Drilling, Equipment
                          & Services                1.3%
                        Pharmaceuticals            10.2%
                        Semiconductor               1.6%
                        Wireless                    1.2%
                        Other Assets in excess
                          of Liabilities            6.0%

PERFORMANCE DATA: JUNDT SCIENCE & TECHNOLOGY FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                              [PLOT POINTS GRAPH]


            JUNDT SCIENCE &    JUNDT SCIENCE &
          TECHNOLOGY FUND)(1) TECHNOLOGY FUND)(1)
            (Class A shares    (Class A shares      NASDAQ       LIPPER SCIENCE
                without             with          COMPOSITE       & TECHNOLOGY
             sales charge)*     sales charge)      INDEX(2)       FUND INDEX(3)
--------------------------------------------------------------------------------
6/30/00         10,000              9,425           10,000           10,000
9/30/00         11,230             10,584            9,790            9,223
12/31/00         9,160              8,634            6,402            6,203
3/31/01          6,940              6,541            4,449            4,621
6/30/01          8,010              7,549            4,986            5,426
9/30/01          6,290              5,929            3,152            3,764
12/31/01         8,140              7,672            4,178            4,898
3/31/02          7,650              7,210            3,881            4,634
6/30/02          5,120              4,826            2,813            3,674
9/30/02          4,320              4,072            2,112            2,943
12/31/02         4,750              4,477            2,449            3,353
3/31/03          5,200              4,901            2,443            3,368
6/30/03          5,660              5,335            3,000            4,075
9/30/03          5,900              5,561            3,301            4,487
12/31/03         5,930              5,589            3,706            5,051
3/31/04          6,430              6,060            3,746            5,028
6/30/04          5,740              5,410            3,725            5,163
9/30/04          5,510              5,193            3,333            4,782
12/31/04         6,210              5,853            3,859            5,485
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2004)
--------------------------------------------------------------------------------
                                                                           SINCE
                                                       1-YEAR       INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT SCIENCE &
 TECHNOLOGY CLASS A
 Without sales charge*                                   4.72%          (10.04)%
 With sales charge (a)                                  (1.27)          (11.21)
--------------------------------------------------------------------------------
 JUNDT SCIENCE &
 TECHNOLOGY CLASS B
 Without sales charge**                                  3.99           (10.72)
 With sales charge (b)                                  (2.01)          (11.32)
--------------------------------------------------------------------------------
 JUNDT SCIENCE &
 TECHNOLOGY CLASS C
 Without sales charge**                                  3.99           (10.72)
 With sales charge (c)                                   2.49           (10.72)
--------------------------------------------------------------------------------
 JUNDT SCIENCE &
 TECHNOLOGY CLASS I                                      5.02           ( 9.81)
--------------------------------------------------------------------------------
 NASDAQ COMPOSITE INDEX                                  8.60           (12.64)
--------------------------------------------------------------------------------
 LIPPER SCIENCE &
 TECHNOLOGY FUND INDEX                                   4.11           (19.06)
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
   (a) maximum initial sales charge of 5.75%.
   (b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
   (c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER- AND MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


(1) Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. Investments in IPOs, during a period favorable for IPO investing, contributed substantially to the quoted performance of Jundt Science & Technology Fund for the period ended December 31, 2000. Several other factors also contributed to the Fund's higher return in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $5,820, $6,000, and $6,280, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2) The NASDAQ Composite Index measures the composite performance of domestic common stocks traded on the regular NASDAQ market, as well as the National Market System traded foreign common stocks and ADRS. The NASDAQ Composite Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.
(3) The Lipper Science & Technology Fund Index measures the composite performance of the 30 largest "science & technology" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.
(4) Inception date is June 30, 2000, for both the Fund's shares and for index data.

SCHEDULE OF INVESTMENTS                          Jundt Science & Technology Fund
                                                               December 31, 2004


COMMON STOCKS
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.9%)
------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                               100       $  5,951            $  6,415
   EntreMed, Inc. (b)                                         8,100         25,889              26,244
   Exelixis, Inc. (b)                                           500          4,318               4,750
   The Medicines Company (b)                                    200          3,613               5,760
   Telik, Inc. (b)                                              500          9,786               9,570
                                                                          ----------------------------
                                                                            49,557              52,739
                                                                          ----------------------------
CABLE (6.2%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)               12,000         26,195              26,880
   Mediacom Communications Corporation -- Class A (b)         1,000          5,111               6,250
                                                                          ----------------------------
                                                                            31,306              33,130
                                                                          ----------------------------
COMPUTER HARDWARE (3.2%)
------------------------------------------------------------------------------------------------------
   Zebra Technologies Corporation -- Class A (b)                300         15,739              16,884
                                                                          ----------------------------
                                                                            15,739              16,884
                                                                          ----------------------------
COMPUTER SERVICES/SOFTWARE (14.8%)
------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                              10,000         97,637              72,900
   Synaptics Incorporated (b)                                   200          7,785               6,116
                                                                          ----------------------------
                                                                           105,422              79,016
                                                                          ----------------------------
MEDICAL DEVICES (20.9%)
------------------------------------------------------------------------------------------------------
   Advanced Neuromodulation Systems, Inc. (b)                   500         14,376              19,730
   Animas Corporation (b)                                       800         13,035              12,504
   Boston Scientific Corporation (b)                            500         16,954              17,775
   Diomed Holdings, Inc. (b)                                  6,200         21,837              26,784
   Hologic, Inc. (b)                                            300          8,098               8,241
   Intuitive Surgical, Inc. (b)                                 100          1,482               4,002
   Natus Medical Incorporated (b)                             1,000          6,510               8,000
   Stryker Corporation                                          200          8,821               9,650
   Varian Medical Systems, Inc. (b)                             100          3,745               4,324
                                                                          ----------------------------
                                                                            94,858             111,010
                                                                          ----------------------------
NATIONAL RADIO (24.7%)
------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(h)         3,500         22,661             131,670
                                                                          ----------------------------
                                                                            22,661             131,670
                                                                          ----------------------------

See accompanying notes to schedule of investments.                            36

                                                 Jundt Science & Technology Fund
                                                               December 31, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                     Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (1.3%)
------------------------------------------------------------------------------------------------------
   Schlumberger Limited (g)                                     100      $   6,443            $  6,695
                                                                          ----------------------------
                                                                             6,443               6,695
                                                                          ----------------------------
PHARMACEUTICALS (10.2%)
------------------------------------------------------------------------------------------------------
   Bioenvision, Inc. (b)                                      2,500         26,255              22,400
   Oscient Pharmaceuticals Corporation (b)                    1,700          6,076               6,205
   Sanofi-Aventis ADR (g)                                       200          8,031               8,010
   Sepracor Inc. (b)                                            300         13,859              17,811
                                                                          ----------------------------
                                                                            54,221              54,426
                                                                          ----------------------------
SEMICONDUCTOR (1.6%)
------------------------------------------------------------------------------------------------------
   Transmeta Corporation (b)                                  5,200          9,859               8,476
                                                                          ----------------------------
                                                                             9,859               8,476
                                                                          ----------------------------
WIRELESS (1.2%)
------------------------------------------------------------------------------------------------------
   Zi Corporation (b)(g)                                        900          5,751               6,525
                                                                          ----------------------------
                                                                             5,751               6,525
                                                                          ----------------------------
TOTAL COMMON STOCKS (94.0%)                                                395,817             500,571
                                                                          ============================
   Total investments in securities (94.0%)                                $395,817 (c)         500,571
                                                                          ========
   Other assets in excess of liabilities (6.0%)                                                 32,007
                                                                                              --------
NET ASSETS (100.0%)                                                                           $532,578
                                                                                              ========

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2004, was $403,576. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ------------------------------------------------------------------------
       Gross unrealized appreciation                                  $ 139,628
       Gross unrealized depreciation                                    (42,633)
                                                                      ---------
       Net unrealized appreciation                                    $  96,995
       ------------------------------------------------------------------------


See accompanying notes to schedule of investments and financial statements.   37

SCHEDULE OF INVESTMENTS (concluded)              Jundt Science & Technology Fund
                                                               December 31, 2004

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Science & Technology Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004.


       The activity for investments in Common Stocks of Affiliates is as follows:


                                                                                               ENDING
                                    BEGINNING     PURCHASE        SALES         ENDING         MARKET      DIVIDEND     NET REALIZED
       DESCRIPTION                       COST         COST         COST           COST          VALUE         NCOME           LOSSES
       -----------------------------------------------------------------------------------------------------------------------------
       Immersion Corporation         $270,453        $  --     $172,816        $97,637        $72,900         $  --       $ (92,930)
       -----------------------------------------------------------------------------------------------------------------------------
       Total                         $270,453        $  --     $172,816        $97,637        $72,900         $  --       $ (92,930)
       =============================================================================================================================

   (e) As of December 31, 2004, initial margin deposits of $30,000 have been pledged in connection with the following open short future contracts.

                                                                      UNREALIZED
       CONTRACTS     ISSUE                        MARKET VALUE      DEPRECIATION
       -------------------------------------------------------------------------
       2             Nasdaq 100 -- March 2005         $325,700         $ (5,322)
       -------------------------------------------------------------------------
       Total                                          $325,700         $ (5,322)
       =========================================================================

   (f) Schedule of Options Written

       CONTRACTS (100 SHARES PER CONTRACT)                          MARKET VALUE
       -------------------------------------------------------------------------
       CALL OPTIONS
             Sepracor Inc.
       3        Expiration April 2005, Exercise Price $60.00             $ 1,365
             XM Satellite Radio Holdings Inc. -- Class A (b)
       10       Expiration January 2006, Exercise Price $32.50            10,100
       -------------------------------------------------------------------------
       13     Total Call Options Written (Premiums received $6,616)      $11,465
       =========================================================================

   (g) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

       ADR -- American Depository Receipt

   (h) Securities partially on deposit, with a market value of $101,574, held in a margin account as collateral for short sales and options as of December 31, 2004.


See accompanying notes to financial statements.                               38

                 (This page has been left blank intentionally)

FINANCIAL STATEMENTS                                           December 31, 2004


STATEMENTS OF ASSETS AND LIABILITIES

                                                                                            Jundt  U.S
                                                                              Jundt          Emerging
                                                                           Growth Fund     Growth Fund
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value
    (note 2) including repurchase agreements of $900,000, $1,300,000,
    $0, $400,000, $0 and $0, respectively (identified cost: $14,574,118,
    $17,745,398, $21,403,592, $4,577,214, $2,810,896 and $298,180,
    respectively)                                                          $15,923,212     $22,410,909
   Investment in securities of affiliated issuers, at market
    value (note 2) Investment in securities of affiliated issuers at market value (note 2) (identified cost: $0, $4,283,769, $5,794,469,
    $2,440,561 $0 and $97,637 respectively)                                         --       2,705,319
   Cash                                                                      2,987,104       4,368,058
   Receivable for securities sold                                            1,257,207         489,012
   Receivable for capital shares sold                                               --          34,540
   Deposits with brokers on securities sold short                               82,243         112,050
   Receivable for variation margin on futures contracts                             --              --
   Dividends and accrued interest receivable                                     3,247              58
   Prepaid expenses and other assets                                            36,348          32,638
                                                                           ---------------------------
   Total assets                                                             20,289,361      30,152,584
                                                                           ---------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds -- $0, $0,
    $2,527,923, $0, $0 and $0, respectively)                                        --              --
   Options written, at market value (premiums received -- $81,963,
    $241,103, $334,248, $73,403, $44,175, and $6,616, respectively)             77,350         358,060
   Bank borrowings (note 5)                                                         --              --
   Payable for securities purchased                                            402,187       1,597,566
   Payable for capital shares redeemed                                          23,062         190,131
   Payable for variation margin on futures contracts                             1,900           2,750
   Accrued investment advisory fee                                              16,757          23,405
   Accrued administration fee                                                    2,395           7,385
   Accrued distribution fee                                                        883          20,476
   Interest payable (note 5)                                                        --              --
   Other accrued expenses and liabilities                                       80,586          90,477
                                                                           ---------------------------
   Total liabilities                                                           605,120       2,290,250
                                                                           ---------------------------
   Net assets applicable to outstanding capital stock                      $19,684,241     $27,862,334
                                                                           ===========================

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               40

FINANCIAL STATEMENTS (continued)                               December 31, 2004


                    Jundt           Jundt           Jundt             Jundt
                 Opportunity     Twenty-Five       Mid-Cap          Science &
                     Fund            Fund        Growth Fund     Technology Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 $29,995,802      $6,009,770      $3,462,558            $427,671


                   3,638,439         850,014              --              72,900
                   2,702,343       1,065,120         239,862              33,847
                   1,689,996         507,230          21,748              28,611
                       9,164          33,660              --                  --
                   4,917,611         576,234         289,992               1,451
                       7,759              --              --                  --
                       7,749           1,350             191                  37
                      28,579          22,835          20,384              17,551
--------------------------------------------------------------------------------
                  42,997,442       9,066,213       4,034,735             582,068
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   2,661,865              --              --                  --

                     532,765         121,475          67,790              11,465
                          --              --              --              12,000
                   2,226,976         547,434         268,131                  --
                     157,146          46,548          33,338               7,410
                          --             850             500                 100
                      40,777           9,023           4,228                 624
                       7,244           1,565           1,196               2,306
                      18,056           3,685           2,447                 279
                       6,235               7             127                 512
                     109,411          53,852          23,166              14,794
--------------------------------------------------------------------------------
                   5,760,475         784,439         400,923              49,490
--------------------------------------------------------------------------------
                 $37,236,967      $8,281,774      $3,633,812            $532,578
================================================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               41

FINANCIAL STATEMENTS (continued)                               December 31, 2004


STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                                                                        Jundt  U.S
                                                                                                          Jundt          Emerging
                                                                                                       Growth Fund     Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                                               $ 38,756,978   $ 60,887,057
   Accumulated net investment loss                                                                                --       (319,698)
   Accumulated net realized loss on investments                                                          (20,368,151)   (35,593,583)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                                            1,349,094      3,087,061
    Short sale positions                                                                                          --             --
    Written options                                                                                            4,613       (116,957)
    Futures contracts                                                                                        (58,293)       (81,546)
                                                                                                        ----------------------------
   Total, representing net assets applicable to outstanding capital stock                               $ 19,684,241   $ 27,862,334
                                                                                                        ============================
   Net assets applicable to outstanding Class A shares                                                  $    447,245   $  8,857,053
                                                                                                        ============================
   Net assets applicable to outstanding Class B shares                                                  $    706,064   $ 11,703,322
                                                                                                        ============================
   Net assets applicable to outstanding Class C shares                                                  $    220,350   $  5,432,914
                                                                                                        ============================
   Net assets applicable to outstanding Class I shares                                                  $ 18,310,582   $  1,869,045
                                                                                                        ============================
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
------------------------------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    64,249; 643,296; 667,226; 180,894; 137,664
    and 31,611, respectively                                                                            $       6.96   $      13.77
                                                                                                        ============================
   Class B shares of capital stock outstanding:
    111,620; 911,939; 1,129,959; 365,239; 269,459
    and 14,310, respectively                                                                            $       6.33   $      12.83
                                                                                                        ============================
   Class C shares of capital stock outstanding:
    34,640; 423,685; 477,879; 142,451; 35,912
    and 28,047, respectively                                                                            $       6.36   $      12.82
                                                                                                        ============================
   Class I shares of capital stock outstanding:
    2,549,997; 130,957; 735,162; 323,912; 10,873
    and 13,080, respectively                                                                            $       7.18   $      14.27
                                                                                                        ============================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               42

FINANCIAL STATEMENTS (continued)                               December 31, 2004


             Jundt              Jundt             Jundt              Jundt
          Opportunity        Twenty-Five         Mid-Cap           Science &
              Fund              Fund           Growth Fund      Technology Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

       $  94,142,836      $  31,361,545       $ 11,541,268         $  5,277,431
            (367,521)                --                 --                   --
         (62,206,543)       (22,847,681)        (8,519,418)          (4,839,436)

           6,436,180           (157,991)           651,662              104,754
            (133,942)                --                 --                   --
            (198,517)           (48,072)           (23,615)              (4,849)
            (435,526)           (26,027)           (16,085)              (5,322)
-------------------------------------------------------------------------------
       $  37,236,967      $   8,281,774       $  3,633,812         $    532,578
===============================================================================
       $   8,481,986      $   1,518,235       $  1,126,588         $    196,188
===============================================================================
       $  13,515,624      $   2,863,172       $  2,132,892         $     85,883
===============================================================================
       $   5,694,198      $   1,125,188       $    284,158         $    168,345
===============================================================================
       $   9,545,159      $   2,775,179       $     90,174         $     82,162
===============================================================================

--------------------------------------------------------------------------------


       $       12.71      $        8.39       $       8.18         $       6.21
================================================================================


       $       11.96      $        7.84       $       7.92         $       6.00
================================================================================


       $       11.92      $        7.90       $       7.91         $       6.00
================================================================================


       $       12.98      $        8.57       $       8.29         $       6.28
================================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               43

FINANCIAL STATEMENTS (continued)                                      Year Ended
                                                               December 31, 2004


STATEMENTS OF OPERATIONS

                                                                                            Jundt  U.S
                                                                              Jundt          Emerging
                                                                           Growth Fund     Growth Fund
------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------
   Interest                                                                 $  113,445     $   21,517
   Dividends                                                                   123,711            185
   Other Income                                                                  2,520          7,282
                                                                            --------------------------
                                                                               239,676         28,984
                                                                            --------------------------
EXPENSES (NOTE 4)
------------------------------------------------------------------------------------------------------
   Investment advisory fees                                                    221,054        301,805
   Transfer agent fees                                                          84,854        127,838
   Administrative fees                                                          47,224         65,158
   Accounting fees                                                              53,600         53,484
   Registration fees                                                            44,698         36,480
   Legal fees                                                                   31,358         51,154
   Reports to shareholders                                                      14,300         17,302
   Directors' fees                                                              22,808         30,012
   Custodian fees                                                               11,436         10,338
   Audit fees                                                                   20,022         31,406
   Account maintenance fees:
    Class A                                                                      1,570         23,138
    Class B                                                                      2,378         32,510
    Class C                                                                        629         15,325
   Distribution fees:
    Class B                                                                      7,135         97,529
    Class C                                                                      1,887         45,976
   Other                                                                        21,206         31,561
                                                                            --------------------------
    Total expenses before interest expense and
     dividends on short sale positions                                         586,159        971,016
   Interest expense (note 5)                                                        --             --
   Dividends on short sale positions                                             6,063             --
                                                                            --------------------------
    Total expenses after interest expense and
     dividends on short sale positions                                         592,222        971,016
                                                                            --------------------------
   Net investment loss                                                      $ (352,546)    $ (942,032)
                                                                            ==========================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               44

FINANCIAL STATEMENTS (continued)                                      Year Ended
                                                               December 31, 2004


                  Jundt            Jundt           Jundt             Jundt
               Opportunity      Twenty-Five       Mid-Cap          Science &
                  Fund              Fund        Growth Fund     Technology Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

              $    211,087       $   18,675      $    4,860           $      --
                   132,407           41,008           1,325                 540
                    25,336            1,196           1,490                 300
-------------------------------------------------------------------------------
                   368,830           60,879           7,675                 840
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                   538,806          120,119          79,729              14,798
                   132,270           34,594          18,756               4,386
                    88,968           20,862          12,810               3,198
                    91,864           23,520          16,148               5,214
                    30,198           33,674          32,018              31,392
                    63,492           17,276          10,072               3,518
                    19,938            6,906           3,570               1,464
                    38,768           10,710           6,870               2,106
                    12,810           10,772           9,234               8,330
                    36,846            9,386           6,484               1,554

                    28,380            3,982           7,775                 977
                    36,192            8,919           6,377                 371
                    16,427            3,537             930                 681

                   108,576           26,757          19,131               1,112
                    49,281           10,612           2,789               2,042
                    33,672           19,584          13,638              10,614
-------------------------------------------------------------------------------

                 1,326,488          361,210         246,331              91,757
                   135,540            1,720           1,140               3,308
                     4,018               --              --                  19
-------------------------------------------------------------------------------

                 1,466,046          362,930         247,471              95,084
-------------------------------------------------------------------------------
              $ (1,097,216)      $ (302,051)     $ (239,796)          $ (94,244)
===============================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               45

FINANCIAL STATEMENTS (continued)                                      Year Ended
                                                               December 31, 2004


STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                            Jundt  U.S
                                                                              Jundt          Emerging
                                                                           Growth Fund     Growth Fund
------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of
     affiliated issuers of $0, ($508,783), $0, ($191,392), $0 and
     ($92,930), respectively)                                             $  2,246,362   $  5,651,931
    Short sale transactions                                                    (78,996)      (666,970)
    Written options contracts                                                 (866,823)        31,714
    Futures contracts closed                                                  (215,709)      (402,184)
                                                                          ----------------------------
     Net realized gain (loss)                                                1,084,834      4,614,491
                                                                          ----------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including appreciation due to
     investments of affiliated issuers of $0, $1,158,128, $623,794,
     $383,326, $0 and $112,436, respectively)                               (1,307,620)    (3,362,728)
    Short sale transactions                                                         --      1,281,865
    Written option contracts                                                  (110,601)       (45,423)
    Futures contracts                                                          627,436      1,295,860
                                                                          ----------------------------
     Net unrealized gain (loss) on investments                                (790,785)      (830,426)
                                                                          ----------------------------
   Net realized and unrealized gain (loss) on investments                      294,049      3,784,065
                                                                          ----------------------------
   Net increase (decrease) in net assets resulting from operations        $    (58,497)  $  2,842,033
                                                                          ============================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               46

FINANCIAL STATEMENTS (continued)                                      Year Ended
                                                               December 31, 2004


                  Jundt            Jundt           Jundt             Jundt
               Opportunity      Twenty-Five       Mid-Cap          Science &
                  Fund              Fund        Growth Fund     Technology Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



              $  7,023,469       $  631,001    $  1,265,280          $  228,568
                (1,378,420)         (92,806)       (114,879)            (28,835)
                     9,329         (440,488)          6,657              (5,460)
                  (206,141)        (139,149)        (64,466)             (9,161)
-------------------------------------------------------------------------------
                 5,448,237          (41,442)      1,092,592             185,112
-------------------------------------------------------------------------------



                (2,592,766)         295,399      (1,365,016)           (268,410)
                 2,042,417          139,775         251,861              74,499
                  (198,517)         (48,072)         (9,144)               (754)
                 1,029,265          335,454         246,846              59,824
-------------------------------------------------------------------------------
                   280,399          722,556        (875,453)           (134,841)
-------------------------------------------------------------------------------
                 5,728,636          681,114         217,139              50,271
-------------------------------------------------------------------------------
              $  4,631,420       $  379,063    $    (22,657)         $  (43,973)
===============================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            Jundt U.S. Emerging
                                                                        Jundt Growth Fund                        Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended         Year ended        Year ended         Year ended
                                                                  12/31/04           12/31/03          12/31/04           12/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                         $   (352,546)     $    (26,875)      $   (942,032)      $   (981,544)
   Net realized gain (loss) from investment
    transactions                                                  1,084,834        (2,893,568)         4,614,491         (5,887,650)
   Change in unrealized appreciation
    (depreciation)                                                 (790,785)        8,111,909           (830,426)        18,855,870
                                                               ---------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                                       (58,497)        5,191,466          2,842,033         11,986,676
                                                               ---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                                   87,099           129,226          1,498,051          2,717,926
    Class B shares                                                   42,672           190,309          1,131,361          1,606,887
    Class C shares                                                    7,058            20,525            159,683            688,094
    Class I shares                                                   25,717             6,377              4,092                184
   Cost of shares redeemed:
    Class A shares                                                 (334,322)         (319,709)        (3,699,340)        (5,963,100)
    Class B shares                                                 (582,854)         (282,788)        (5,101,278)        (3,935,249)
    Class C shares                                                  (73,723)          (90,720)        (2,530,475)        (2,271,741)
    Class I shares                                               (5,508,866)       (4,635,923)          (641,759)        (1,564,942)
                                                               ---------------------------------------------------------------------
   Net decrease in net assets
    from capital share transactions                            $ (6,337,219)     $ (4,982,703)      $ (9,179,665)      $ (8,721,941)
                                                               =====================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               48

           Jundt Opportunity Fund            Jundt Twenty-Five Fund
-------------------------------------------------------------------------------
         Year ended       Year ended       Year ended       Year ended
          12/31/04         12/31/03         12/31/04         12/31/03
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


      $  (1,097,216)   $    (210,767)    $   (302,051)    $   (334,213)

          5,448,237      (10,138,920)         (41,442)      (3,467,597)

            280,399       25,323,377          722,556        6,134,426
-------------------------------------------------------------------------------

          4,631,420       14,973,690          379,063        2,332,616
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

          1,221,715        3,745,920          212,296          117,728
          1,244,991        1,305,349           16,785          144,714
            536,022        1,114,461           52,668          121,921
            457,141           22,033               --               --

         (7,713,398)      (4,085,620)        (868,130)      (1,140,610)
         (4,859,071)      (2,813,697)      (1,642,582)      (1,175,362)
         (3,097,041)      (2,460,175)        (836,610)        (980,446)
         (3,045,639)      (1,210,788)         (92,958)        (770,030)
-------------------------------------------------------------------------------

      $ (15,255,280)   $  (4,382,517)    $ (3,158,531)    $ (3,682,085)
===============================================================================



                Jundt Mid-Cap                   Jundt Science &
                 Growth Fund                    Technology Fund
-------------------------------------------------------------------------------
         Year ended       Year ended       Year ended       Year ended
          12/31/04         12/31/03         12/31/04         12/31/03
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

       $   (239,796)    $   (306,573)    $    (94,244)   $    (201,811)

          1,092,592         (274,129)         185,112       (1,205,660)

           (875,453)       2,794,855         (134,841)       1,876,089
-------------------------------------------------------------------------------

            (22,657)       2,214,153          (43,973)         468,618
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

             57,914           71,465           13,022        2,686,972
            386,761          100,852              600            8,226
              9,554           79,017           38,773              800
              3,382            9,140               --               --

         (2,684,751)        (861,109)        (321,160)      (3,186,970)
         (1,150,044)        (537,791)         (92,731)        (224,913)
           (257,161)        (257,471)        (329,159)        (158,342)
            (46,253)         (71,470)        (470,302)         (30,610)
-------------------------------------------------------------------------------

       $ (3,680,598)    $ (1,467,367)    $ (1,160,957)   $    (904,837)
===============================================================================




--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                                            Jundt U.S. Emerging
                                                                        Jundt Growth Fund                        Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended         Year ended        Year ended         Year ended
                                                                  12/31/04           12/31/03          12/31/04           12/31/03
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                     $ (6,395,716)       $   208,763      $ (6,337,632)       $ 3,264,735
   Net assets at beginning of year                               26,079,957         25,871,194        34,199,966         30,935,231
                                                               ---------------------------------------------------------------------
   Net assets at end of year                                   $ 19,684,241        $26,079,957      $ 27,862,334        $34,199,966
                                                               =====================================================================
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
   Shares sold:
    Class A shares                                                   12,808             20,417           118,998            251,186
    Class B shares                                                    6,824             30,378            95,526            152,384
    Class C shares                                                    1,124              3,281            13,116             68,048
    Class I shares                                                    3,681                933               300                 14
   Shares redeemed:
    Class A shares                                                  (51,430)           (46,898)         (294,968)          (517,673)
    Class B shares                                                  (93,578)           (46,848)         (436,082)          (393,259)
    Class C shares                                                  (11,732)           (14,596)         (218,741)          (231,140)
    Class I shares                                                 (779,028)          (677,223)          (48,926)          (140,176)
                                                               ---------------------------------------------------------------------
   Net decrease in shares outstanding                          $   (911,331)       $  (730,556)     $   (770,777)       $  (810,616)
                                                               =====================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               50

           Jundt Opportunity Fund           Jundt Twenty-Five Fund
-------------------------------------------------------------------------------
          Year ended      Year ended      Year ended       Year ended
           12/31/04        12/31/03        12/31/04         12/31/03
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
       $ (10,623,860)    $10,591,173    $ (2,779,468)    $ (1,349,469)
          47,860,827      37,269,654      11,061,242       12,410,711
-------------------------------------------------------------------------------
       $  37,236,967     $47,860,827    $  8,281,774     $ 11,061,242
===============================================================================

-------------------------------------------------------------------------------

             105,022         355,006          27,335           15,859
             107,130         134,466           2,220           20,054
              47,234         115,720           6,890           16,985
              38,882           2,204              --               --

            (670,619)       (399,550)       (107,742)        (148,856)
            (441,049)       (305,242)       (222,528)        (163,545)
            (287,642)       (260,962)       (112,128)        (134,136)
            (256,635)       (123,435)        (11,570)         (97,836)
-------------------------------------------------------------------------------
       $  (1,357,677)    $  (481,793)   $   (417,523)    $   (491,475)
===============================================================================



               Jundt Mid-Cap                  Jundt Science &
                Growth Fund                   Technology Fund
-------------------------------------------------------------------------------
         Year ended      Year ended      Year ended      Year ended
          12/31/04        12/31/03        12/31/04        12/31/03
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
       $ (3,703,255)     $  746,786    $ (1,204,930)     $ (436,219)
          7,337,067       6,590,281       1,737,508       2,173,727
-------------------------------------------------------------------------------
       $  3,633,812      $7,337,067    $    532,578      $1,737,508
===============================================================================

-------------------------------------------------------------------------------

              7,037           9,664           2,225         510,021
             48,867          13,788             107           1,667
              1,242          10,981           7,242             162
                367           1,233              --              --

           (339,421)       (120,733)        (55,727)       (599,680)
           (147,408)        (79,787)        (16,213)        (41,977)
            (33,139)        (36,789)        (57,969)        (29,762)
             (5,385)         (8,872)        (87,770)         (5,222)
-------------------------------------------------------------------------------
       $   (467,840)     $ (210,515)   $   (208,105)     $ (164,791)
===============================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               51

FINANCIAL STATEMENTS (concluded)                                      Year Ended
                                                               December 31, 2004

STATEMENTS OF CASH FLOWS

                                                            Jundt                    Jundt
                                                      Opportunity Fund     Science & Technology Fund
-----------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
-----------------------------------------------------------------------------------------------------

   Sales of capital shares                              $    3,459,869                   $     52,395
   Repurchases of capital shares                           (18,715,149)                    (1,213,352)
   Net change in receivables/payables related to
    capital share transactions                                 149,836                        (71,337)
                                                        --------------                   ------------
   Cash provided by capital share transactions             (15,105,444)                    (1,232,294)
   Net borrowings (note 5)                                          --                       (216,000)
                                                        --------------                   ------------
                                                        $  (15,105,444)                  $ (1,448,294)
                                                        --------------                   ------------
CASH PROVIDED (USED) BY OPERATIONS:
-----------------------------------------------------------------------------------------------------
   Purchases of investments including short covers        (133,685,272)                    (2,672,221)
   Proceeds from sales of investments including
    short sales                                            136,423,026                      3,750,753
                                                        --------------                    ------------
                                                             2,737,754                      1,078,532
                                                        --------------                   ------------
   Change in futures contracts                                 826,940                         51,755
   Change in short-term investments                          2,509,000                             --
   Change from other trading activities                      7,459,115                        321,274
   Net investment loss                                      (1,097,216)                       (94,244)
   Net change in receivables/payables related
    to operations                                            2,292,918                        (28,346)
                                                        --------------                   ------------
                                                            11,990,757                        250,439
                                                        --------------                   ------------
                                                            14,728,511                      1,328,971
                                                        --------------                   ------------
   Net decrease in cash                                       (376,933)                      (119,323)
   Cash, beginning of year                                   3,079,276                        153,170
                                                        --------------                   ------------
   Cash, end of year                                    $    2,702,343                   $     33,847
                                                        ==============                   ============
   Supplemental information:
    Cash paid for interest                              $      129,880                   $      3,071

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               52

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2004


1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.

As of December 31, 2004, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:


                                                                 Ownership of
                                                              Outstanding Shares
--------------------------------------------------------------------------------
Growth Fund                                                                19.3%
U.S. Emerging Growth Fund                                                   5.2%
Opportunity Fund                                                           20.2%
Twenty-Five Fund                                                           33.0%
Mid-Cap Growth Fund                                                         1.6%
Science & Technology Fund                                                   7.3%


The investment objective of each Fund is long-term capital appreciation, and each Fund's principal investment strategies are as follows:

o Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o U.S. Emerging Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o Opportunity Fund -- emphasizes a core portfolio, in normal market conditions, of approximately 30 to 50 securities of

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2004


  primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty-Five Fund -- in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Mid-Cap Growth Fund -- in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Science & Technology Fund -- in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals, and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:


INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2004


FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31, except Opportunity Fund and U.S. Emerging Growth Fund which have a tax year end of August 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales, net operating losses and differing fiscal and tax year ends. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made:


                                    Accumulated     Undistributed    Additional
                                   Net Realized    Net Investment       Paid In
                                    Gain (Loss)            Income       Capital
-------------------------------------------------------------------------------
Growth Fund                           $(189,903)       $ 352,546     $ (162,643)
U.S. Emerging
 Growth Fund                                 --        1,000,112     (1,000,112)
Opportunity Fund                             --          868,136       (868,136)
Twenty-Five Fund                         10,170          302,051       (312,221)
Mid-Cap Growth
 Fund                                        --          239,796       (239,796)
Science &
 Technology Fund                        (15,627)          94,244        (78,617)
===============================================================================



As of December 31, 2004, the Funds have the following capital loss carryforwards:

                                                                     Expiration
                                                    Amount              Date
-------------------------------------------------------------------------------
Growth Fund                                      (11,162,928)           2009
                                                  (3,706,846)           2010
                                                  (5,119,225)           2011
                                                    (180,584)           2012
U.S. Emerging Growth Fund                        (29,723,989)           2010
                                                  (5,240,630)           2011
                                                  (5,225,928)           2012
Opportunity Fund                                  (2,929,189)           2009
                                                 (34,197,787)           2010
                                                 (17,646,662)           2011
                                                  (7,595,810)           2012
Twenty-Five Fund                                 (12,534,074)           2009
                                                  (5,824,646)           2010
                                                  (3,230,207)           2011
                                                  (1,130,687)           2012
Mid-Cap Growth Fund                               (4,908,594)           2009
                                                  (3,388,508)           2010
Science & Technology Fund                           (177,295)           2008
                                                  (2,003,160)           2009
                                                  (1,124,324)           2010
                                                  (1,521,436)           2011


It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.


At December 31, 2004, distributable ordinary income, long-term capital gains, and net unrealized appreciation and depreciation for federal tax purposes were as follows:


                                                                  Distributable
                                     Net         Distributable      Long-Term
                                Appreciation/       Ordinary         Capital
                                 Depreciation        Income           Gains
-------------------------------------------------------------------------------
Growth Fund                       $1,217,251              $--              $--
U.S. Emerging
 Growth Fund                       2,890,032               --               --
Opportunity Fund                   4,649,794               --               --
Twenty-Five Fund                    (312,086)              --               --
Mid-Cap Growth
 Fund                                413,810               --               --
Science &
 Technology Fund                      96,995               --               --

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2004


None of the Funds paid any dividends during the years ended December 31, 2004, December 31, 2003 and December 31, 2002. For tax purposes, the Funds have current deferred post-October capital loss. This loss will be realized for tax on the first day of the succeeding year. The Funds current deferred post-October capital losses are as follows: Growth Fund -- $63,265; U.S. Emerging Growth Fund -- $0; Opportunity Fund -- $1,652,780; Twenty-Five Fund -- $0; Mid-Cap Growth Fund -- $0; and Science and Technology Fund -- $0.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market, and historically a significant portion of the Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund returns during certain periods have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in the future.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options for purposes of attempting to increase investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2004


any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. Securities sold short at December 31, 2004, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box."

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates (e.g. on assets, liabilities, and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the year ended December 31, 2004, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:


                                           Cost of         Proceeds
                                          Purchases       from Sales
-------------------------------------------------------------------------------
Growth Fund
   Long-term investment
    transactions                        $53,788,469      $ 57,151,428
   Short sale transactions              $ 1,699,684      $  1,620,688
U.S. Emerging Growth Fund
   Long-term investment
    transactions                        $19,756,605      $ 31,147,819
   Short sale transactions              $11,181,258      $  5,398,581
Opportunity Fund
   Long-term investment
    transactions                        $99,304,989      $114,295,042
   Short sale transactions              $34,380,283      $ 22,128,083
Twenty-Five Fund
   Long-term investment
    transactions                        $17,354,593      $ 20,957,312
   Short sale transactions              $ 1,848,235      $  1,386,456
Mid-Cap Growth Fund
   Long-term investment
    transactions                        $ 6,451,811      $  9,588,260
   Short sale transactions              $ 2,096,984      $    968,686
Science & Technology Fund
   Long-term investment
    transactions                        $ 2,029,773      $  3,461,827
   Short sale transactions              $   642,447      $    313,799
-------------------------------------------------------------------------------


4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund -- 1.3% of each Fund's average daily net assets.

Effective October 1, 2003, the Company and other fund companies managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2004


based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.

Administration fees are based on 0.16% of average daily net assets, subject to a $260,000 minimum Fund Complex fee. Transfer agent fees are based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $270,000 minimum Fund Complex fee (plus reimbursable expenses and third party sub-transfer agent fees). Fund accounting fees are $285,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule.

During the period ended December 31, 2004, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:


                                                Account
                                              Maintenance          Distribution
                                                  Fee                   Fee
-------------------------------------------------------------------------------
Class A                                          0.25%                   --
Class B                                          0.25%                 0.75%
Class C                                          0.25%                 0.75%
===============================================================================


In addition to the investment management fee, the administration fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses; including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; fees and expenses for legal, auditing and accounting services; insurance; and other miscellaneous expenses.

Sales of Class A shares, and certain sales of the Growth Fund Class I shares, are subject to a maximum initial sales charge of 5.75%. The sales charge decreases as the size of the purchase increases. Class B shares are not charged an initial sales charge; however they are subject to a deferred sales charge of up to 6.0% (imposed on the value of the purchased shares or the value at the time of redemption, whichever is less) if redeemed within seven years of purchase. The deferred sales charge decreases as the investment time of the purchase increases. Class C shares are not charged an initial sales charge; however they are subject to a deferred sales charge of 1.5% of redemption proceeds if redeemed within 18 months of purchase.

For the year ended December 31, 2004 the Distributor received revenues from the Funds of $562,479, $8,811 and $85,311 for distribution fees, front-end sales charges and contingent deferred sales charges respectively.

Legal fees of $31,358 for the year ended December 31, 2004, for Growth Fund, $51,154 for U.S. Emerging Growth Fund, $63,492 for Opportunity Fund, $17,276 for Twenty-Five Fund, $10,072 for Mid-Cap Growth Fund and $3,518 for Science & Technology Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company and Growth Fund is also a director of one other fund company managed by the Adviser. The Company, Growth Fund and the other fund company managed by the Adviser each to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company, Growth Fund and the other fund company managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the fiscal year ended December 31, 2004, each director received fees in the aggregate of $21,000 (not including reimbursement for expenses), except for three directors who received $19,500 each. No compensation is paid to officers or directors who are affiliated with the Adviser.

5. BANK BORROWINGS
Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund entered into a joint Line of Credit Agreement with U.S. Bank, N.A., Wisconsin, for an amount not to exceed in the aggregate $25,000,000 or, with respect to each Fund, one-third of the Fund's total assets. For the year ended December 31, 2004, Opportunity Fund's average daily balance of loans outstanding was $2,926,910 at a weighted average interest rate of 4.37%. The maximum amount of loans outstanding with respect to Opportunity Fund at any time during the period was $8,601,000, or 19.06% of its total assets. The loans were collateralized by certain Opportunity Fund investments. Twenty-Five Fund's average daily balance of loans outstanding was $35,623 at a weighted

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2004


average interest rate of 4.73%. The maximum amount of loans outstanding with respect to Twenty-Five Fund at any time during the period was $721,000, or 7.92% of its total assets. The loans were collateralized by certain Twenty-Five Fund investments. Mid-Cap Growth Fund's average daily balance of loans outstanding was $24,915 at a weighted average interest rate of 4.00%. The maximum amount of loans outstanding with respect to Mid-Cap Growth Fund at any time during the period was $792,000, or 9.68% of its total assets. The loans were collateralized by certain Mid-Cap Growth Fund investments. Science & Technology Fund's average daily balance of loans outstanding was $70,652 at a weighted average interest rate of 4.20%. The maximum amount of loans outstanding with respect to Science & Technology Fund at any time during the period was $368,000, or 12.92% of its total assets. The loans were collateralized by certain Science & Technology Fund investments. As of December 31, 2004 the outstanding loan balances were $0 for Opportunity Fund, $0 for Twenty-Five Fund, $0 for Mid-Cap Growth Fund and $12,000 for Science & Technology Fund.

6. OPTION CONTRACTS WRITTEN
For Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, the premium amount and number of option contracts written during the year ended December 31, 2004 were as follows:


                                                        Premium       Number of
                                                         Amount       Contracts
-------------------------------------------------------------------------------
Growth Fund
   Options outstanding at
    December 31, 2003                                  $  269,204           531
   Options written                                      1,382,144         2,452
   Options closed                                      (1,569,385)       (2,813)
   Options exercised                                           --            --
   Options expired                                             --            --
                                                       ------------------------
   Options outstanding at
    December 31, 2004                                  $   81,963           170
                                                       ========================


                                                        Premium       Number of
                                                         Amount       Contracts
-------------------------------------------------------------------------------
U.S. Emerging Growth Fund
   Options outstanding at
    December 31, 2003                                 $ 169,506             262
   Options written                                      304,250             667
   Options closed                                       (63,147)           (185)
   Options exercised                                   (169,506)           (262)
   Options expired                                           --              --
                                                      -------------------------
   Options outstanding at
    December 31, 2004                                 $ 241,103             482
                                                      =========================


                                                        Premium       Number of
                                                         Amount       Contracts
-------------------------------------------------------------------------------
Opportunity Fund
   Options outstanding at
    December 31, 2003                                  $     --              --
   Options written                                      457,007             975
   Options closed                                      (122,759)           (292)
   Options exercised                                         --              --
   Options expired                                           --              --
                                                       ------------------------
   Options outstanding at
    December 31, 2004                                  $334,248             683
                                                       ========================


                                                        Premium       Number of
                                                         Amount       Contracts
-------------------------------------------------------------------------------
Twenty-Five Fund
   Options outstanding at
    December 31, 2003                                  $     --              --
   Options written                                      582,047           1,019
   Options closed                                      (508,644)           (874)
   Options exercised                                         --              --
   Options expired                                           --              --
                                                       ------------------------
   Options outstanding at
    December 31, 2004                                  $ 73,403             145
                                                       ========================


                                                        Premium       Number of
                                                         Amount       Contracts
-------------------------------------------------------------------------------
Mid-Cap Growth Fund
   Options outstanding at
    December 31, 2003                                  $ 34,289              53
   Options written                                       57,575             127
   Options closed                                       (13,400)            (39)
   Options exercised                                    (34,289)            (53)
   Options expired                                           --              --
                                                       ------------------------
   Options outstanding at
    December 31, 2004                                  $ 44,175              88
                                                       ========================


                                                        Premium       Number of
                                                         Amount       Contracts
-------------------------------------------------------------------------------
Science & Technology Fund
   Options outstanding at
    December 31, 2003                                  $ 9,705               15
   Options written                                      11,631               24
   Options closed                                       (5,015)             (11)
   Options exercised                                    (9,705)             (15)
   Options expired                                          --               --
                                                       ------------------------
   Options outstanding at
    December 31, 2004                                  $ 6,616               13
                                                       ========================

7. FINANCIAL HIGHLIGHTS -- GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                         Net Realized
                           Beginning                          and                       Distributions
                           Net Asset         Net          Unrealized      Total from      from Net
                           Value Per      Investment    Gain (Loss) on    Investment      Realized
                             Share      Income (Loss)     Investments     Operations        Gains
------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/04       $  6.96          (0.12)            0.12             --             --
 Year ended 12/31/03       $  5.76          (0.02)            1.22           1.20             --
 Year ended 12/31/02       $  7.42          (0.07)           (1.59)         (1.66)            --
 Year ended 12/31/01       $ 11.29          (0.13)           (2.75)         (2.88)         (0.99)
 Year ended 12/31/00       $ 17.68          (0.21)           (2.50)         (2.71)         (3.68)
Class B
 Year ended 12/31/04       $  6.37          (0.16)            0.12          (0.04)            --
 Year ended 12/31/03       $  5.32          (0.06)            1.11           1.05             --
 Year ended 12/31/02       $  6.90          (0.11)           (1.47)         (1.58)            --
 Year ended 12/31/01       $ 10.66          (0.19)           (2.58)         (2.77)         (0.99)
 Year ended 12/31/00       $ 17.07          (0.32)           (2.41)         (2.73)         (3.68)
Class C
 Year ended 12/31/04       $  6.41          (0.16)            0.11          (0.05)            --
 Year ended 12/31/03       $  5.35          (0.06)            1.12           1.06             --
 Year ended 12/31/02       $  6.94          (0.11)           (1.48)         (1.59)            --
 Year ended 12/31/01       $ 10.71          (0.19)           (2.59)         (2.78)         (0.99)
 Year ended 12/31/00       $ 17.13          (0.33)           (2.41)         (2.74)         (3.68)
Class I
 Year ended 12/31/04       $  7.16          (0.11)            0.13           0.02             --
 Year ended 12/31/03       $  5.92          (0.00)            1.24           1.24             --
 Year ended 12/31/02       $  7.60          (0.06)           (1.62)         (1.68)            --
 Year ended 12/31/01       $ 11.49          (0.11)           (2.79)         (2.90)         (0.99)
 Year ended 12/31/00       $ 17.89          (0.17)           (2.55)         (2.72)         (3.68)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.86% for the Growth Fund.
(3) Including interest expense and dividends on short sale positions.

                                  Ratio to Average Net Assets
                        -----------------------------------------------
          Ending
         Net Asset            Net                                                                  Portfolio       Net Assets at
         Value Per         Investment           Net           Gross               Total             Turnover       End of Period
           Share         Income (Loss)       Expenses       Expenses(3)         Return(1)             Rate         (in thousands)
------------------------------------------------------------------------------------------------------------------------------------


         $  6.96            (1.78)%            2.87%          2.87%              0.00 %               295%            $   447
         $  6.96            (0.29)%            2.55%          2.55%             20.83 %               135%            $   716
         $  5.76            (1.15)%            2.55%          2.55%            (22.37)%(2)            215%            $   746
         $  7.42            (1.41)%            2.08%          2.08%            (25.38)%               146%            $ 1,982
         $ 11.29            (1.22)%            1.77%          1.77%            (15.61)%               165%            $ 2,162

         $  6.33            (2.53)%            3.62%          3.62%            ( 0.63)%               295%            $   706
         $  6.37            (1.04)%            3.30%          3.30%             19.74 %               135%            $ 1,264
         $  5.32            (1.90)%            3.30%          3.30%            (22.90)%(2)            215%            $ 1,143
         $  6.90            (2.16)%            2.83%          2.83%            (25.85)%               146%            $ 1,819
         $ 10.66            (1.97)%            2.52%          2.52%            (16.30)%               165%            $ 3,145

         $  6.36            (2.53)%            3.62%          3.62%            ( 0.78)%               295%            $   220
         $  6.41            (1.04)%            3.30%          3.30%             19.81 %               135%            $   290
         $  5.35            (1.90)%            3.30%          3.30%            (22.91)%(2)            215%            $   303
         $  6.94            (2.16)%            2.83%          2.83%            (25.83)%               146%            $   644
         $ 10.71            (1.97)%            2.52%          2.52%            (16.32)%               165%            $ 1,250

         $  7.18            (1.53)%            2.62%          2.62%              0.28 %               295%            $18,311
         $  7.16            (0.04)%            2.30%          2.30%             20.95 %               135%            $23,810
         $  5.92            (0.90)%            2.30%          2.30%            (22.11)%(2)            215%            $23,680
         $  7.60            (1.16)%            1.83%          1.83%            (25.12)%               146%            $38,340
         $ 11.49            (0.97)%            1.52%          1.52%            (15.49)%               165%            $63,315

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- U.S. EMERGING GROWTH FUND The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                         Net Realized
                           Beginning                          and                       Distributions
                           Net Asset         Net          Unrealized      Total from      from Net
                           Value Per      Investment    Gain (Loss) on    Investment      Realized
                             Share      Income (Loss)     Investments     Operations        Gains
------------------------------------------------------------------------------------------------------
U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/04       $ 12.34         (0.33)            1.76            1.43             --
 Year ended 12/31/03       $  8.65         (0.26)            3.95            3.69             --
 Year ended 12/31/02       $ 12.04         (0.23)           (3.16)          (3.39)            --
 Year ended 12/31/01       $ 13.81         (0.19)           (1.58)          (1.77)            --
 Year ended 12/31/00       $ 21.85         (0.20)           (5.83)          (6.03)          (2.01)
Class B
 Year ended 12/31/04       $ 11.59         (0.40)            1.64            1.24             --
 Year ended 12/31/03       $  8.18         (0.32)            3.73            3.41             --
 Year ended 12/31/02       $ 11.48         (0.29)           (3.01)          (3.30)            --
 Year ended 12/31/01       $ 13.26         (0.27)           (1.51)          (1.78)            --
 Year ended 12/31/00       $ 21.25         (0.35)           (5.63)          (5.98)         (2.01)
Class C
 Year ended 12/31/04       $ 11.58         (0.40)            1.64            1.24             --
 Year ended 12/31/03       $  8.17         (0.32)            3.73            3.41             --
 Year ended 12/31/02       $ 11.47         (0.29)           (3.01)          (3.30)            --
 Year ended 12/31/01       $ 13.25         (0.27)           (1.51)          (1.78)            --
 Year ended 12/31/00       $ 21.24         (0.35)           (5.63)          (5.98)         (2.01)
Class I
 Year ended 12/31/04       $ 12.76         (0.31)            1.82            1.51             --
 Year ended 12/31/03       $  8.92         (0.23)            4.07            3.84             --
 Year ended 12/31/02       $ 12.38         (0.21)           (3.25)          (3.46)            --
 Year ended 12/31/01       $ 14.17         (0.17)           (1.62)          (1.79)            --
 Year ended 12/31/00       $ 22.29         (0.14)           (5.97)          (6.11)         (2.01)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.79% for the U.S. Emerging Growth Fund.
(3) Including interest expense and dividends on short sale positions.

                                  Ratio to Average Net Assets
                        -----------------------------------------------
          Ending
         Net Asset            Net                                                                  Portfolio       Net Assets at
         Value Per         Investment           Net           Gross               Total             Turnover       End of Period
           Share         Income (Loss)       Expenses       Expenses(3)         Return(1)             Rate         (in thousands)
------------------------------------------------------------------------------------------------------------------------------------


         $ 13.77            (2.66)%            2.76%          2.76%             11.59 %                74%            $ 8,857
         $ 12.34            (2.37)%            2.47%          2.47%             42.66 %                62%            $10,110
         $  8.65            (2.29)%            2.61%          2.61%            (28.16)%(2)            104%            $ 9,389
         $ 12.04            (1.67)%            2.14%          2.14%            (12.82)%                86%            $23,300
         $ 13.81            (0.90)%            1.82%          1.82%            (27.21)%               112%            $38,791

         $ 12.83            (3.41)%            3.51%          3.51%             10.70 %                74%            $11,703
         $ 11.59            (3.12)%            3.22%          3.22%             41.69 %                62%            $14,513
         $  8.18            (3.04)%            3.36%          3.36%            (28.75)%(2)            104%            $12,217
         $ 11.48            (2.42)%            2.89%          2.89%            (13.42)%                86%            $21,351
         $ 13.26            (1.65)%            2.57%          2.57%            (27.75)%               112%            $29,279

         $ 12.82            (3.41)%            3.51%          3.51%             10.71 %                74%            $ 5,433
         $ 11.58            (3.12)%            3.22%          3.22%             41.74 %                62%            $ 7,286
         $  8.17            (3.04)%            3.36%          3.36%            (28.77)%(2)            104%            $ 6,478
         $ 11.47            (2.42)%            2.89%          2.89%            (13.43)%                86%            $13,006
         $ 13.25            (1.65)%            2.57%          2.57%            (27.76)%               112%            $19,627

         $ 14.27            (2.41)%            2.51%          2.51%             11.83 %                74%            $ 1,869
         $ 12.76            (2.12)%            2.22%          2.22%             43.05 %                62%            $ 2,291
         $  8.92            (2.04)%            2.36%          2.36%            (27.95)%(2)            104%            $ 2,851
         $ 12.38            (1.42)%            1.89%          1.89%            (12.63)%                86%            $ 5,040
         $ 14.17            (0.65)%            1.57%          1.57%            (27.04)%               112%            $ 6,574

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                         Net Realized
                           Beginning                          and                       Distributions
                           Net Asset         Net          Unrealized      Total from      from Net
                           Value Per      Investment    Gain (Loss) on    Investment      Realized
                             Share      Income (Loss)     Investments     Operations        Gains
------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/04       $ 11.21         (0.27)             1.77           1.50             --
 Year ended 12/31/03       $  7.84         (0.02)             3.39           3.37             --
 Year ended 12/31/02       $ 11.73         (0.10)            (3.79)         (3.89)            --
 Year ended 12/31/01       $ 16.84         (0.26)            (4.85)         (5.11)            --
 Year ended 12/31/00       $ 21.42         (0.35)            (2.11)         (2.46)         (2.12)
Class B
 Year ended 12/31/04       $ 10.63         (0.34)             1.67           1.33             --
 Year ended 12/31/03       $  7.49         (0.09)             3.23           3.14             --
 Year ended 12/31/02       $ 11.29         (0.16)            (3.64)         (3.80)            --
 Year ended 12/31/01       $ 16.34         (0.35)            (4.70)         (5.05)            --
 Year ended 12/31/00       $ 21.00         (0.50)            (2.04)         (2.54)         (2.12)
Class C
 Year ended 12/31/04       $ 10.59         (0.33)             1.66           1.33             --
 Year ended 12/31/03       $  7.46         (0.09)             3.22           3.13             --
 Year ended 12/31/02       $ 11.25         (0.16)            (3.63)         (3.79)            --
 Year ended 12/31/01       $ 16.28         (0.35)            (4.68)         (5.03)            --
 Year ended 12/31/00       $ 20.93         (0.50)            (2.03)         (2.53)         (2.12)
Class I
 Year ended 12/31/04       $ 11.42         (0.24)             1.80           1.56             --
 Year ended 12/31/03       $  7.97          0.01              3.44           3.45             --
 Year ended 12/31/02       $ 11.89         (0.08)            (3.84)         (3.92)            --
 Year ended 12/31/01       $ 17.03         (0.23)            (4.91)         (5.14)            --
 Year ended 12/31/00       $ 21.58         (0.29)            (2.14)         (2.43)         (2.12)

(1) Including interest expense and dividends on short sale positions.
(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Opportunity Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.28% for the Opportunity Fund.

                                  Ratio to Average Net Assets
                        -----------------------------------------------
          Ending
         Net Asset            Net                                                                  Portfolio       Net Assets at
         Value Per         Investment           Net           Gross               Total             Turnover       End of Period
           Share         Income (Loss)       Expenses       Expenses(1)         Return(2)             Rate         (in thousands)
------------------------------------------------------------------------------------------------------------------------------------


         $ 12.71            (2.32)%            2.88%          3.21%             13.38 %               248%            $ 8,482
         $ 11.21            (0.16)%            2.62%          2.67%             42.98 %               147%            $13,818
         $  7.84            (1.14)%            2.83%          3.13%            (33.16)%(3)            302%            $10,018
         $ 11.73            (1.95)%            2.26%          2.76%            (30.34)%               192%            $26,057
         $ 16.84            (1.56)%            2.07%          2.19%            (11.70)%               286%            $55,499

         $ 11.96            (3.07)%            3.63%          3.96%             12.51 %               248%            $13,516
         $ 10.63            (0.91)%            3.37%          3.42%             41.92 %               147%            $15,557
         $  7.49            (1.89)%            3.58%          3.88%            (33.66)%(3)            302%            $12,246
         $ 11.29            (2.70)%            3.01%          3.51%            (30.91)%               192%            $26,266
         $ 16.34            (2.31)%            2.82%          2.94%            (12.31)%               286%            $37,654

         $ 11.92            (3.07)%            3.63%          3.96%             12.56 %               248%            $ 5,694
         $ 10.59            (0.91)%            3.37%          3.42%             41.96 %               147%            $ 7,604
         $  7.46            (1.89)%            3.58%          3.88%            (33.69)%(3)            302%            $ 6,444
         $ 11.25            (2.70)%            3.01%          3.51%            (30.90)%               192%            $17,467
         $ 16.28            (2.31)%            2.82%          2.94%            (12.31)%               286%            $27,188

         $ 12.98            (2.07)%            2.63%          2.96%             13.66 %               248%            $ 9,545
         $ 11.42             0.09 %            2.37%          2.42%             43.29 %               147%            $10,881
         $  7.97            (0.89)%            2.58%          2.88%            (32.97)%(3)            302%            $ 8,561
         $ 11.89            (1.70)%            2.01%          2.51%            (30.18)%               192%            $13,222
         $ 17.03            (1.31)%            1.82%          1.94%            (11.48)%               286%            $19,603

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- TWENTY-FIVE FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                         Net Realized
                           Beginning                          and                       Distributions
                           Net Asset         Net          Unrealized      Total from      from Net
                           Value Per      Investment    Gain (Loss) on    Investment      Realized
                             Share      Income (Loss)     Investments     Operations        Gains
------------------------------------------------------------------------------------------------------
TWENTY-FIVE FUND
Class A
 Year ended 12/31/04       $  7.96          (0.23)            0.66           0.43            --
 Year ended 12/31/03       $  6.62          (0.17)            1.51           1.34            --
 Year ended 12/31/02       $ 10.01          (0.16)           (3.23)         (3.39)           --
 Year ended 12/31/01       $ 17.05          (0.19)           (3.81)         (4.00)         (3.04)
 Year ended 12/31/00       $ 22.74          (0.45)           (3.91)         (4.36)         (1.33)
Class B
 Year ended 12/31/04       $  7.50          (0.27)            0.61           0.34            --
 Year ended 12/31/03       $  6.28          (0.22)            1.44           1.22            --
 Year ended 12/31/02       $  9.56          (0.21)           (3.07)         (3.28)           --
 Year ended 12/31/01       $ 16.59          (0.29)           (3.70)         (3.99)         (3.04)
 Year ended 12/31/00       $ 22.34          (0.61)           (3.81)         (4.42)         (1.33)
Class C
 Year ended 12/31/04       $  7.55          (0.28)            0.63           0.35            --
 Year ended 12/31/03       $  6.33          (0.22)            1.44           1.22            --
 Year ended 12/31/02       $  9.63          (0.21)           (3.09)         (3.30)           --
 Year ended 12/31/01       $ 16.69          (0.29)           (3.73)         (4.02)         (3.04)
 Year ended 12/31/00       $ 22.48          (0.61)           (3.85)         (4.46)         (1.33)
Class I
 Year ended 12/31/04       $  8.11          (0.22)            0.68           0.46            --
 Year ended 12/31/03       $  6.73          (0.16)            1.54           1.38            --
 Year ended 12/31/02       $ 10.14          (0.14)           (3.27)         (3.41)           --
 Year ended 12/31/01       $ 17.17          (0.15)           (3.84)         (3.99)         (3.04)
 Year ended 12/31/00       $ 22.82          (0.40)           (3.92)         (4.32)         (1.33)

(1) Including interest expense and dividends on short sale positions.
(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Twenty-Five Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 1.28% for the Twenty-Five Fund.

                                  Ratio to Average Net Assets
                        -----------------------------------------------
          Ending
         Net Asset            Net                                                                  Portfolio       Net Assets at
         Value Per         Investment           Net           Gross               Total             Turnover       End of Period
           Share         Income (Loss)       Expenses       Expenses(1)         Return(2)             Rate         (in thousands)
------------------------------------------------------------------------------------------------------------------------------------


         $  8.39            (2.94)%            3.58%          3.60%             5.40 %                212%            $ 1,518
         $  7.96            (2.28)%            3.48%           N/A             20.24 %                122%            $ 2,081
         $  6.62            (2.07)%            3.51%          3.54%           (33.87)%(3)             178%            $ 2,611
         $ 10.01            (1.33)%            2.61%          2.66%           (22.85)%                121%            $ 6,525
         $ 17.05            (2.04)%            2.15%          2.43%           (19.29)%                115%            $15,353

         $  7.84            (3.69)%            4.33%          4.35%             4.53 %                212%            $ 2,863
         $  7.50            (3.03)%            4.23%           N/A             19.43 %                122%            $ 4,389
         $  6.28            (2.82)%            4.26%          4.29%           (34.31)%(3)             178%            $ 4,578
         $  9.56            (2.08)%            3.36%          3.41%           (23.43)%                121%            $10,152
         $ 16.59            (2.79)%            2.90%          3.18%           (19.91)%                115%            $16,690

         $  7.90            (3.69)%            4.33%          4.35%             4.64 %                212%            $ 1,125
         $  7.55            (3.03)%            4.23%           N/A             19.27 %                122%            $ 1,871
         $  6.33            (2.82)%            4.26%          4.29%           (34.27)%(3)             178%            $ 2,308
         $  9.63            (2.08)%            3.36%          3.41%           (23.48)%                121%            $ 5,380
         $ 16.69            (2.79)%            2.90%          3.18%           (19.96)%                115%            $11,088

         $  8.57            (2.69)%            3.33%          3.35%             5.67 %                212%            $ 2,775
         $  8.11            (2.03)%            3.23%           N/A             20.51 %                122%            $ 2,721
         $  6.73            (1.82)%            3.26%          3.29%           (33.63)%(3)             178%            $ 2,914
         $ 10.14            (1.08)%            2.36%          2.41%           (22.64)%                121%            $ 4,663
         $ 17.17            (1.79)%            1.90%          2.18%           (19.05)%                115%            $ 7,300

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- MID-CAP GROWTH FUND The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                                                  Net Realized
                                                    Beginning                          and                       Distributions
                                                    Net Asset         Net          Unrealized                      from Net
                                                    Value Per      Investment    Gain (Loss) on    Total from      Realized
                                                      Share      Income (Loss)     Investments     Operations        Gains
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Year ended 12/31/04                                 $  8.06         (0.28)            0.40            0.12            --
 Year ended 12/31/03                                 $  5.87         (0.28)            2.47            2.19            --
 Year ended 12/31/02                                 $  8.26         (0.24)           (2.15)          (2.39)           --
 Year ended 12/31/01                                 $ 10.65         (0.21)           (2.06)          (2.27)         (0.12)
 Period from 06/30/00* to 12/31/00                   $ 10.00          0.01             0.95            0.96          (0.31)
Class B
 Year ended 12/31/04                                 $  7.85         (0.33)            0.40            0.07            --
 Year ended 12/31/03                                 $  5.76         (0.33)            2.42            2.09            --
 Year ended 12/31/02                                 $  8.16         (0.29)           (2.11)          (2.40)           --
 Year ended 12/31/01                                 $ 10.61         (0.27)           (2.06)          (2.33)         (0.12)
 Period from 06/30/00* to 12/31/00                   $ 10.00         (0.03)            0.95            0.92          (0.31)
Class C
 Year ended 12/31/04                                 $  7.84         (0.33)            0.40            0.07            --
 Year ended 12/31/03                                 $  5.76         (0.33)            2.41            2.08            --
 Year ended 12/31/02                                 $  8.16         (0.29)           (2.11)          (2.40)           --
 Year ended 12/31/01                                 $ 10.60         (0.27)           (2.05)          (2.32)        (0.12)
 Period from 06/30/00* to 12/31/00                   $ 10.00         (0.03)            0.94            0.91         (0.31)
Class I
 Year ended 12/31/04                                 $  8.14         (0.27)            0.42            0.15            --
 Year ended 12/31/03                                 $  5.91         (0.26)            2.49            2.23            --
 Year ended 12/31/02                                 $  8.30         (0.23)           (2.16)          (2.39)           --
 Year ended 12/31/01                                 $ 10.66         (0.19)           (2.05)          (2.24)        (0.12)
 Period from 06/30/00* to 12/31/00                   $ 10.00           0.02            0.95            0.97         (0.31)

*   Commencement of operations.
(1) Excluding interest expense, net of reimbursement.
(2) Excluding interest expense, before reimbursement.
(3) Including interest expense, before reimbursement.
(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5) Adjusted to an annual basis.

                                   Ratio to Average Net Assets
                  --------------------------------------------------------------
       Ending
      Net Asset         Net                                     Gross Expenses                    Portfolio    Net Assets at
      Value Per      Investment        Net         Gross          Including           Total        Turnover    End of Period
        Share      Income (Loss)    Expenses(1)  Expenses(2)  Interest Expense(3)    Return(4)       Rate      (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------


      $  8.18         (3.56)%        3.66%        3.66%             3.68%              1.49 %        120%         $ 1,127
      $  8.06         (3.93)%        4.24%        4.24%              N/A              37.31 %        156%         $ 3,788
      $  5.87         (3.47)%        4.13%        4.13%              N/A             (28.93)%        276%         $ 3,412
      $  8.26         (2.45)%        3.20%        3.20%             3.23%            (21.27)%        213%         $ 6,405
      $ 10.65          0.18 %(5)     2.31%(5)     3.35%(5)           N/A               9.67 %        164%         $19,581

      $  7.92         (4.31)%        4.41%        4.41%             4.43%              0.89 %        120%         $ 2,133
      $  7.85         (4.68)%        4.99%        4.99%              N/A              36.28 %        156%         $ 2,888
      $  5.76         (4.22)%        4.88%        4.88%              N/A             (29.41)%        276%         $ 2,500
      $  8.16         (3.20)%        3.95%        3.95%             3.98%            (21.92)%        213%         $ 3,998
      $ 10.61         (0.57)%(5)     3.06%(5)     4.10%(5)           N/A               9.27 %        164%         $ 5,054

      $  7.91         (4.31)%        4.41%        4.41%             4.43%              0.89 %        120%         $   284
      $  7.84         (4.68)%        4.99%        4.99%              N/A              36.11 %        156%         $   532
      $  5.76         (4.22)%        4.88%        4.88%              N/A             (29.41)%        276%         $   539
      $  8.16         (3.20)%        3.95%        3.95%             3.98%            (21.84)%        213%         $ 1,397
      $ 10.60         (0.57)%(5)     3.06%(5)     4.10%(5)           N/A               9.17 %        164%         $ 3,540

      $  8.29         (3.31)%        3.41%        3.41%             3.43%              1.84 %        120%         $    90
      $  8.14         (3.68)%        3.99%        3.99%              N/A              37.73 %        156%         $   129
      $  5.91         (3.22)%        3.88%        3.88%              N/A             (28.80)%        276%         $   139
      $  8.30         (2.20)%        2.95%        2.95%             2.98%            (20.97)%        213%         $   208
      $ 10.66          0.43 %(5)     2.06%(5)     3.10%(5)           N/A               9.77 %        164%         $   594

7. FINANCIAL HIGHLIGHTS (CONCLUDED) -- SCIENCE & TECHNOLOGY FUND The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                                                  Net Realized
                                                    Beginning                          and                       Distributions
                                                    Net Asset         Net          Unrealized                      from Net
                                                    Value Per      Investment    Gain (Loss) on    Total from      Realized
                                                      Share      Income (Loss)     Investments     Operations        Gains
-----------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY FUND
Class A
 Year ended 12/31/04                                 $  5.93         (0.47)            0.75            0.28             --
 Year ended 12/31/03                                 $  4.75         (0.47)            1.65            1.18             --
 Year ended 12/31/02                                 $  8.14         (0.43)           (2.96)          (3.39)            --
 Year ended 12/31/01                                 $  9.16         (0.34)           (0.68)          (1.02)            --
 Period from 06/30/00* to 12/31/00                   $ 10.00         (0.05)           (0.79)          (0.84)            --
Class B
 Year ended 12/31/04                                 $  5.77         (0.50)            0.73            0.23             --
 Year ended 12/31/03                                 $  4.67         (0.49)            1.59            1.10             --
 Year ended 12/31/02                                 $  8.06         (0.46)           (2.93)          (3.39)            --
 Year ended 12/31/01                                 $  9.14         (0.39)           (0.69)          (1.08)            --
 Period from 06/30/00* to 12/31/00                   $ 10.00         (0.09)           (0.77)          (0.86)            --
Class C
 Year ended 12/31/04                                 $  5.77         (0.50)            0.73            0.23             --
 Year ended 12/31/03                                 $  4.67         (0.49)            1.59            1.10             --
 Year ended 12/31/02                                 $  8.06         (0.46)           (2.93)          (3.39)            --
 Year ended 12/31/01                                 $  9.14         (0.39)           (0.69)          (1.08)            --
 Period from 06/30/00* to 12/31/00                   $ 10.00         (0.09)           (0.77)          (0.86)            --
Class I
 Year ended 12/31/04                                 $  5.98         (0.46)            0.76            0.30             --
 Year ended 12/31/03                                 $  4.78         (0.46)            1.66            1.20             --
 Year ended 12/31/02                                 $  8.17         (0.40)           (2.99)          (3.39)            --
 Year ended 12/31/01                                 $  9.18         (0.31)           (0.70)          (1.01)            --
 Period from 06/30/00* to 12/31/00                   $ 10.00         (0.04)           (0.78)          (0.82)            --

*   Commencement of operations.
(1) Excluding interest expense, net of reimbursement.
(2) Excluding interest expense, before reimbursement.
(3) Including interest expense and dividends on short sale positions, before reimbursement. 4Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5) Adjusted to an annual basis.

     NOTES TO FINANCIAL STATEMENTS (concluded)





                                   Ratio to Average Net Assets
                  --------------------------------------------------------------
       Ending
      Net Asset         Net                                     Gross Expenses                    Portfolio    Net Assets at
      Value Per      Investment        Net         Gross          Including           Total        Turnover    End of Period
        Share      Income (Loss)    Expenses(1)  Expenses(2)  Interest Expense(3)    Return(4)       Rate      (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------


     $ 6.21          (8.07)%         7.86%         7.86%            8.15%              4.72 %        178%         $  196
     $ 5.93          (8.48)%         8.79%         8.79%            8.87%             24.84 %        149%         $  504
     $ 4.75          (6.95)%         7.48%         7.48%            7.66%            (41.65)%        261%         $  830
     $ 8.14          (4.35)%         4.85%         4.85%            5.00%            (11.14)%        254%         $2,338
     $ 9.16          (0.90)%(5)      2.71%(5)      4.48%(5)          N/A             ( 8.40)%        162%         $6,913

     $ 6.00          (8.82)%         8.61%         8.61%            8.90%              3.99 %        178%         $   86
     $ 5.77          (9.23)%         9.54%         9.54%            9.62%             23.55 %        149%         $  176
     $ 4.67          (7.70)%         8.23%         8.23%            8.41%            (42.06)%        261%         $  330
     $ 8.06          (5.10)%         5.60%         5.60%            5.75%            (11.82)%        254%         $  775
     $ 9.14          (1.65)%(5)      3.46%(5)      5.23%(5)          N/A             ( 8.60)%        162%         $  883

     $ 6.00          (8.82)%         8.61%         8.61%            8.90%              3.99 %        178%         $  168
     $ 5.77          (9.23)%         9.54%         9.54%            9.62%             23.55 %        149%         $  455
     $ 4.67          (7.70)%         8.23%         8.23%            8.41%            (42.06)%        261%         $  506
     $ 8.06          (5.10)%         5.60%         5.60%            5.75%            (11.82)%        254%         $1,740
     $ 9.14          (1.65)%(5)      3.46%(5)      5.23%(5)          N/A             ( 8.60)%        162%         $3,548

     $ 6.28          (7.82)%         7.61%         7.61%            7.90%              5.02 %        178%         $   82
     $ 5.98          (8.23)%         8.54%         8.54%            8.62%             25.10 %        149%         $  603
     $ 4.78          (6.70)%         7.23%         7.23%            7.41%            (41.49)%        261%         $  507
     $ 8.17          (4.10)%         4.60%         4.60%            4.75%            (11.00)%        254%         $  945
     $ 9.18          (0.65)%(5)      2.46%(5)      4.23%(5)          N/A             ( 8.20)%        162%         $1,272

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
The Jundt Growth Fund, Inc. and Jundt Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Jundt Growth Fund, Inc. and Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund (funds within Jundt Funds, Inc.) as of December 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, statements of cash flows (for the Jundt Opportunity Fund and Jundt Science & Technology Fund) for the year then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund as of December 31, 2004, and results of their operations, changes in their net assets, cash flows and their financial highlights for each of the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
February 18, 2005

EXPENSE EXAMPLE -- DECEMBER 31, 2004 (UNAUDITED)


     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
     The first line of each Fund share class in the table below provides information about actual account values and actual expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                            Beginning           Ending          Expenses Paid
                                                          Account Value     Account Value      During Period(1)      Annualized
                                                              7/1/04           12/31/04       7/1/04 - 12/31/04     Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
Growth Fund
 Class A -- Actual                                         $ 1,000.00        $  964.50             $ 14.72              2.98%
 Class A -- Hypothetical (5% return before expenses)         1,000.00         1,020.20               15.13              2.98
 Class B -- Actual                                           1,000.00           953.00               18.31              3.73
 Class B -- Hypothetical (5% return before expenses)         1,000.00         1,012.70               18.87              3.73
 Class C -- Actual                                           1,000.00           953.30               18.36              3.74
 Class C -- Hypothetical (5% return before expenses)         1,000.00         1,012.60               18.92              3.74
 Class I -- Actual                                           1,000.00           968.40               13.56              2.74
 Class I -- Hypothetical (5% return before expenses)         1,000.00         1,022.60               13.93              2.74

                                                            Beginning           Ending          Expenses Paid
                                                          Account Value     Account Value      During Period(1)      Annualized
                                                              7/1/04           12/31/04       7/1/04 - 12/31/04     Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Emerging Fund
 Class A -- Actual                                         $ 1,000.00        $ 1,069.20            $ 15.50              2.98%
 Class A -- Hypothetical (5% return before expenses)         1,000.00          1,020.20              15.13              2.98
 Class B -- Actual                                           1,000.00          1,057.40              19.24              3.72
 Class B -- Hypothetical (5% return before expenses)         1,000.00          1,012.80              18.82              3.72
 Class C -- Actual                                           1,000.00          1,057.50              19.24              3.72
 Class C -- Hypothetical (5% return before expenses)         1,000.00          1,012.80              18.82              3.72
 Class I -- Actual                                           1,000.00          1,072.90              14.22              2.73
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,022.70              13.88              2.73

Opportunity Fund
 Class A -- Actual                                           1,000.00          1,046.90              18.37              3.57
 Class A -- Hypothetical (5% return before expenses)         1,000.00          1,014.30              18.08              3.57
 Class B -- Actual                                           1,000.00          1,036.30              22.06              4.31
 Class B -- Hypothetical (5% return before expenses)         1,000.00          1,006.90              21.74              4.31
 Class C -- Actual                                           1,000.00          1,036.60              22.06              4.31
 Class C -- Hypothetical (5% return before expenses)         1,000.00          1,006.90              21.74              4.31
 Class I -- Actual                                           1,000.00          1,051.40              17.02              3.30
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,017.00              16.73              3.30

Twenty-Five Fund
 Class A -- Actual                                           1,000.00          1,010.40              19.41              3.84
 Class A -- Hypothetical (5% return before expenses)         1,000.00          1,011.60              19.42              3.84
 Class B -- Actual                                           1,000.00            999.40              23.07              4.59
 Class B -- Hypothetical (5% return before expenses)         1,000.00          1,004.10              23.12              4.59
 Class C -- Actual                                           1,000.00            999.10              23.07              4.59
 Class C -- Hypothetical (5% return before expenses)         1,000.00          1,004.10              23.12              4.59
 Class I -- Actual                                           1,000.00          1,015.60              18.19              3.59
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,014.10              18.18              3.59

Mid-Cap Growth Fund
 Class A -- Actual                                           1,000.00            982.90              19.74              3.96
 Class A -- Hypothetical (5% return before expenses)         1,000.00          1,010.40              20.01              3.96
 Class B -- Actual                                           1,000.00            971.20              24.48              4.94
 Class B -- Hypothetical (5% return before expenses)         1,000.00          1,000.60              24.84              4.94
 Class C -- Actual                                           1,000.00            970.10              24.36              4.92
 Class C -- Hypothetical (5% return before expenses)         1,000.00          1,000.80              24.74              4.92
 Class I -- Actual                                           1,000.00            985.00              19.81              3.97
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,010.30              20.06              3.97

     EXPENSE EXAMPLE -- DECEMBER 31, 2004 (UNAUDITED) (concluded)




                                                            Beginning           Ending          Expenses Paid
                                                          Account Value     Account Value      During Period(1)      Annualized
                                                              7/1/04           12/31/04       7/1/04 - 12/31/04     Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
 Class A -- Actual                                         $ 1,000.00        $  970.30             $ 55.27              11.16%
 Class A -- Hypothetical (5% return before expenses)         1,000.00           938.40               54.38              11.16
 Class B -- Actual                                           1,000.00           957.10               59.08              12.01
 Class B -- Hypothetical (5% return before expenses)         1,000.00           929.90               58.26              12.01
 Class C -- Actual                                           1,000.00           957.60               58.85              11.96
 Class C -- Hypothetical (5% return before expenses)         1,000.00           930.40               58.03              11.96
 Class I -- Actual                                           1,000.00           983.90               50.22              10.07
 Class I -- Hypothetical (5% return before expenses)         1,000.00           949.30               49.34              10.07

(1) Expenses are equal to the Growth Fund's, U.S. Emerging Growth Fund's, Opportunity Fund's, Twenty-Five Fund's, Mid-Cap Growth Fund's and Science & Technology Fund's expense ratios multiplied by the average account value over the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

DIRECTORS AND OFFICERS


INDEPENDENT DIRECTORS

                                                    Term of           Principal
                             Position(s) Held     Office and         Occupation(s)          Number of Funds           Other
                                 With Fund         Length of         During Past            in Fund Complex     Directorships Held
Name, Address, and Age         Companies(1)     Time Served(2)         5 Years           Overseen by Director      by Director(3)
------------------------------------------------------------------------------------------------------------------------------------
John E. Clute                    Director          1991(4)      Professor of Law, Gonzaga           9           Director of Hecla
1221 West Riverside Avenue                         1995(5)      University School of Law,                       Mining Company
Spokane, WA 99201                                               since 1991; Dean, Gonzaga
Age: 70                                                         University School of Law,
                                                                from 1991 to 2001.

Floyd Hall                       Director          1991(4)      Chairman and Chief                  9           None
190 Upper Mountain Road                            1995(5)      Executive Officer of Floyd
Montclair, NJ 07042-1918                                        Hall Enterprises (baseball
Age: 66                                                         and ice skating facilities)
                                                                from 1996 to present;
                                                                Chairman, President and
                                                                Chief Executive Officer
                                                                of K-Mart Corporation from
                                                                1995 to 2000.

Clark W. Jernigan                Director          1999         Principal, Austin Ventures          9           Director of Staktek
300 W. 6th Street                                               (venture capital firm),                         Holdings Inc.
Austin, TX 78701                                                Austin, Texas since 2001;
Age: 43                                                         Director of Engineering,
                                                                Vice President and General
                                                                Manager, Cirrus Logic, Inc.
                                                                (consumer electronics
                                                                solutions), Austin, Texas
                                                                from 1997 to 2001.

Michael R. Mooney                Director          2003         Cardiologist, Minneapolis           9           None
900 E. 28th St., Suite 300                                      Cardiology Associates,
Minneapolis, MN 55407                                           Minneapolis, Minnesota
Age: 51                                                         from 1987 to present.

Darrell R. Wells                 Director          1999         Chairman and President,             9           Director of
4350 Brownsboro Road                               1991(4)      SMC Capital, Inc.                               Churchill Downs Inc.
Suite 310                                          1995(5)      (registered investment                          and Citizens
Louisville, KY 40207                                            adviser), Louisville,                           Financial Inc.
Age: 62                                                         Kentucky.


(1) All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc. Each officer and director holds the same position(s) with one other investment company managed by the Adviser.
(2) Officers of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. serve one year terms, subject to annual reappointment by the Board of Directors. Directors of the Fund companies serve a term of indefinite length until the earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and, when required under the Investment Company Act.
(3) Only includes directorships not included in prior column that are held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
(4) Jundt Growth Fund, Inc.
(5) Jundt Funds, Inc.

DIRECTORS AND OFFICERS (concluded)


INTERESTED DIRECTORS AND OFFICERS

                                                    Term of            Principal
                             Position(s) Held     Office and          Occupation(s)           Number of Funds           Other
                                 With Fund         Length of          During Past             in Fund Complex     Directorships Held
Name, Address, and Age         Companies(1)     Time Served(2)          5 Years            Overseen by Director      by Director(3)
------------------------------------------------------------------------------------------------------------------------------------
James R. Jundt(6)              Chairman          1991(4)          Chairman of the Board,              9                  None
301 Carlson Parkway            of the Board      1995(5)          Chief Executive Officer,
Suite 120                                                         Secretary and portfolio
Minnetonka, MN 55305                                              manager of the Investment
Age: 63                                                           Adviser since its
                                                                  inception in 1982;
                                                                  Chairman of the Board
                                                                  of the Distributorsince
                                                                  1997.

Marcus E. Jundt(7)             President         President        Vice Chairman and                   9                  None
301 Carlson Parkway            and Director      since 1999       portfoliomanager of the
Suite 120                                        and Director     Investment Adviser since
Minnetonka, MN 55305                             since 2000       1992; President of the
Age: 39                                                           Distributor since 1997.

Gerald M. Fitterer, CPA        Treasurer         Treasurer        Chief Compliance Officer           N/A                  N/A
301 Carlson Parkway            and Chief         since 2002       since and Chief Financial
Suite 120                      Compliance        and CCO          Officer of 2004 the Investment
Minnetonka, MN 55305           Officer (CCO)     since 2004       Adviser since 2002.
Age: 37                                                           Vice President of Finance/
                                                                  Director of Finance, Zamba
                                                                  Corporation (systems
                                                                  integration consulting), 2000 to
                                                                  2002. Regional Controller,
                                                                  Renaissance Worldwide, Inc.
                                                                  (IT consulting), 1997 to 2000.

James E. Nicholson             Secretary         1991(4)          Partner with the law firm of       N/A                  N/A
2200 Wells Fargo Center                          1995(5)          Faegre & Benson LLP,
90 South Seventh Street                                           Minneapolis, Minnesota,
Minneapolis, MN 55402                                             which has served as general
Age: 53                                                           counsel to the Investment
                                                                  Adviser, American Eagle
                                                                  Funds, Inc, Jundt Growth
                                                                  Fund, Inc., Jundt Funds, Inc.
                                                                  and the Distributor since
                                                                  their inception.

(1) All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc. Each officer and director holds the same position(s) with one other investment company managed by the Adviser.
(2) Officers of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. serve one year terms, subject to annual reappointment by the Board of Directors. Directors of the Fund companies serve a term of indefinite length until the earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and, when required under the Investment Company Act.
(3) Only includes directorships not included in prior column that are held in a company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934 or subject to the requirements of
    Section 15(d) of the Securities and Exchange Act, or any company registered as an investment company under the Investment Company Act.
(4) Jundt Growth Fund, Inc.
(5) Jundt Funds, Inc.
(6) James R. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as Chairman of the Board, Chief Executive Officer and Secretary of the Adviser and as Chairman of the Board of the Distributor. James R. Jundt is also deemed to be an interested person because he owns 100% of the stock of the Distributor. James R. Jundt is the father of Marcus E. Jundt.
(7) Marcus E. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as President of the Funds, as Vice Chairman of the Adviser, and as President of the Distributor. Marcus E. Jundt is also deemed to be an interested person because he owns 95% of the stock of the Adviser. Marcus E. Jundt is the son of James R. Jundt.

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305

                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305

                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                    CUSTODIAN
                                U.S. Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT GROWTH FUND, JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND, JUNDT MID-CAP GROWTH FUND AND JUNDT SCIENCE & TECHNOLOGY FUND REFLECTS THE REIMBURSEMENT AND/OR WAIVER BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-370-0612. A COPY OF THE FUNDS' PROXY VOTING RECORDS MAY ALSO BE OBTAINED, WITHOUT CHARGE, ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV OR UPON REQUEST, BY CALLING 1-800-370-0612.

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. FORMS N-Q ARE AVAILABLE FREE OF CHARGE ON THE SEC WEBSITE (WWW.SEC.GOV) OR UPON REQUEST BY CALLING 1-800-370-0612. THE FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (1-800-SEC-0330).

ITEM 2. CODE OF ETHICS.

As of the end of the period covered in this report, The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-541-0677.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Darrell R. Wells, a member of the Audit Committee, has been determined by the board of directors in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Mr. Wells is an "independent" member of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a) AUDIT FEES - The aggregate audit fees billed to the Registrant by its principal accountant, KPMG LLP ("KPMG"), for the years ending December 31, 2004 and 2003 were $83,946 and $76,595, respectively.

(b) AUDIT - RELATED FEES - The aggregate audit-related fees billed to the Registrant by KPMG for the years ending December 31, 2004 and 2003 were $0 and $0, respectively.

         The aggregate audit-related services billed by KPMG to the Registrant's investment advisor, Jundt Associates, Inc. (Jundt Associates"), and any entity controlling, controlled by, or under common control with Jundt Associates that provides ongoing services to the Registrant, for the years ending December 31, 2004 and 2003 were $1,800 and $0, respectively.

(c) TAX FEES - The aggregate tax fees billed to the Registrant by KPMG for the years ending December 31, 2004 and 2003 were $13,431 and $12,792, respectively. These fees were for review of tax returns and supporting schedules and review of excise distribution calculations.

         The aggregate tax fees billed by KPMG to Jundt Associates and any entity controlling, controlled by, or under common control with Jundt Associates that provides ongoing services to the Registrant for the years ending December 31, 2004 and 2003 were $3,100 and $2,900, respectively.

(d) ALL OTHER FEES - The aggregate other fees billed to the Registrant by KPMG for the years ending December 31, 2004 and 2003 were $0 and $0, respectively.

         The aggregate other services billed by KPMG to Jundt Associates and any entity controlling, controlled by, or under common control with Jundt Associates that provides ongoing services to the Registrant for the years ending December 31, 2004 and 2003 were $1,800 and $0, respectively.

(e)      (1)      Approval is required of all audit and significant permitted non-audit engagements of KPMG, prior to the commencement of any such engagement, including pre-approval not only of services provided directly to the Registrant but also services provided to Jundt Associates and any entity controlling, controlled by, or under common control with Jundt Associates that provides ongoing services to the Registrant where the nature of the services provided has a direct relationship to the operations of financial reporting of the Registrant;
                  pre-approval may be given up to one year in advance of the audit or non-audit activity for which pre-approval is sought.

                  In any instance in which it may become necessary or desirable for the audit committee to grant immediate pre-approval of a non-material permissible non-audit service to be provided either by KPMG or any another audit firm, such pre-approval may be procured in writing form the chair of the Registrant's audit committee or, in the event of his or her unavailability, from any other member of the audit committee, as alternates. Any such pre-approval shall be subject to consideration and review by the audit committee at its next meeting.

(e)      (2)      None of the services described in paragraphs (b) through (d)
                  of this Item were approved by the audit committee pursuant to paragraph (c) (7) (i) (C) of Rule 2 - 01 of Regulation S-X.

(f)      Not applicable.


(g) For the years ending December 31, 2004 and 2003, the aggregate non-audit fees billed by KPMG to the Registrant, and to Jundt Associates and any entity controlling, controlled by, or under common control with Jundt Associates that provides ongoing services to the Registrant were $16,531 and $15,692, respectively.

(h) Since the effective date of the requirements of paragraph (c) (7) (ii) of Rule 2 -01 of Regulation S-X, the audit committee has pre-approved all non-audit services rendered to Jundt Associates and any entity controlling, controlled by, or under common control with Jundt Associates that provides ongoing services to the Registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed summarized, and reported timely.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Incorporated by reference to the Registrant's Form N-CSR filed March 5, 2004.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Jundt Funds, Inc.

         By (Signature and Title)  /s/ James R. Jundt
                                  ----------------------------------------------
                                       James R. Jundt, Chairman of the Board
         Date     March 8, 2005
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/ Marcus E. Jundt
                                  ----------------------------------------------
                                       Marcus E. Jundt, President

         Date  March 8, 2005
             -------------------------------------------------------------------

         By (Signature and Title) _/s/ Gerald M. Fitterer
                                  ----------------------------------------------
                                       Gerald M. Fitterer, Treasurer

         Date  March 8, 2005
             -------------------------------------------------------------------